UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6529
                                                     ---------------------

                             Columbia Funds Trust VI
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               One Financial Center, Boston, Massachusetts 02111
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                            Vincent Pietropaolo, Esq.
                        Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  1-617-772-3698
                                                           -------------------

                  Date of fiscal year end:  06/30/2004
                                           ------------------

                  Date of reporting period: 06/30/2004
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                               COLUMBIA SMALL CAP
                                   VALUE FUND

                                  Annual Report
                                  June 30, 2004



[photo of man with puppy]


[LOGO]:
COLUMBIA FUNDS

A MEMBER OF COLUMBIA MANGEMENT GROUP

Table of Contents

Fund Profile                             1

Performance Information                  2

Economic Update                          3

Portfolio Manager's Report               4

Investment Portfolio                     6

Statement of Assets and Liabilities     14

Statement of Operations                 15

Statement of Changes in Net Assets      16

Notes to Financial Statements           18

Financial Highlights                    24

Report of Independent
Registered Public Accounting Firm       28

Unaudited Information                   29

Trustees                                30

Officers                                32

Important Information
About This Report                       33



Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE


TO OUR FELLOW SHAREHOLDERS
--------------------------------------------------------------------------------
                                                   Columbia Small Cap Value Fund

DEAR SHAREHOLDER:
We are pleased to let you know that FleetBoston Financial Corporation and Bank of America Corporation have merged, effective April 1, 2004. As a result of the merger, Columbia Management Group became part of the Bank of America family of companies. Looking ahead, we believe this merger will be a real benefit to our shareholders. Preserving and leveraging our strengths, the combined organization intends to deliver additional research and management capabilities, as well as new products to you. There are no immediate changes planned for fund names or customer service contacts.

As you might know, on March 15, 2004, FleetBoston Financial announced an agreement in principle between Columbia Management Advisors, Inc. and Columbia Funds Distributor, Inc. (collectively "Columbia Management") with the staff of the Securities and Exchange Commission ("SEC") and the New York Attorney General ("NYAG") to settle charges involving market timing in Columbia Management mutual funds. (Bank of America came to a similar settlement in principle at the same time.) Under the agreements Columbia Management agreed, among other things, to pay $70 million in disgorgement; $70 million in civil penalties and to reduce mutual fund fees by $80 million over a five-year period. Please rest assured that the settlement and all associated legal fees will be paid by Columbia Management; not by the affected funds or their shareholders. The agreement requires the final approval of the SEC and the NYAG.

We want you to know that all of the members of your fund's Board of Trustees are independent of the fund's advisor and its affiliates. In addition, the board has been energetic over the past year in strengthening its capacity to oversee the Columbia funds. Recently, the Board of Trustees:

o APPOINTED AN INTERIM CHIEF COMPLIANCE OFFICER OF THE COLUMBIA FUNDS, WHO REPORTS DIRECTLY TO EACH FUND'S AUDIT COMMITTEE. TRUSTEES WERE ALSO ASSIGNED TO FOUR SEPARATE INVESTMENT OVERSIGHT COMMITTEES, EACH DEDICATED TO MONITORING PERFORMANCE OF INDIVIDUAL FUNDS.

o VOTED TO DOUBLE THE REQUIRED INVESTMENT BY EACH TRUSTEE IN THE COLUMBIA FUNDS -- TO FURTHER ALIGN THE INTERESTS OF THE TRUSTEES WITH THOSE OF OUR FUND SHAREHOLDERS. AT THE SAME TIME, NEW POLICIES WERE INSTITUTED REQUIRING ALL INVESTMENT PERSONNEL AND TRUSTEES TO HOLD THEIR COLUMBIA FUND SHARES FOR A MINIMUM OF ONE YEAR (UNLESS EXTRAORDINARY CIRCUMSTANCES WARRANT AN EXCEPTION TO BE GRANTED BY SENIOR EXECUTIVES OF THE ADVISOR FOR INVESTMENT PERSONNEL AND BY A DESIGNATED COMMITTEE FOR THE BOARD).

Both your fund's trustees and Columbia Management are committed to serving the interests of our shareholders, and we will continue to work hard to help you achieve your financial goals.

In the pages that follow, you'll find valuable information about the economic environment during the period and the performance of your Columbia fund. These discussions are followed by financial statements for your fund. We hope that you will take time to read this report and discuss it with your financial advisor if you have any questions.

As always, thank you for choosing Columbia funds. It is a privilege to play a role in your financial future.

Sincerely,

/s/ Thomas C. Theobald              /s/ J. Kevin Connaughton

Thomas C. Theobald                  J. Kevin Connaughton
Chairman, Board of Trustees         President, Columbia Funds

J. Kevin Connaughton was named president of Columbia Funds on February 27, 2004.

FUND PROFILE
--------------------------------------------------------------------------------
                                                   Columbia Small Cap Value Fund

The information below gives you a snapshot of your fund at the end of the reporting period. Your fund is actively managed and the composition of its portfolio will change over time.

Top 10 holdings as of 06/30/04 (%)
-----------------------------------
   MPS Group                    1.0
-----------------------------------
   Consolidated Graphics        0.9
-----------------------------------
   Corn Products International  0.9
-----------------------------------
   Imagistics International     0.8
-----------------------------------
   MFC Bancorp                  0.8
-----------------------------------
   PS Business Parks            0.8
-----------------------------------
   Kellwood                     0.8
-----------------------------------
   Carpenter Technology         0.8
-----------------------------------
   Cash America International   0.8
-----------------------------------
   Harsco                       0.8
-----------------------------------


Top 5 sectors as of 06/30/04 (%)
-----------------------------------
   Financials                  25.1
-----------------------------------
   Industrials                 20.6
-----------------------------------
   Consumer discretionary      15.6
-----------------------------------
   Information technology      11.8
-----------------------------------
   Materials                    8.7
-----------------------------------


Sector breakdowns and portfolio holdings are calculated as a percentage of net assets.
(C)2004 Morningstar, Inc. All Rights Reserved. The information contained herein:
(1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

The Morningstar Style Box(TM) reveals a fund's investment strategy. For equity funds the vertical axis shows the market capitalization of the stocks owned and the horizontal axis shows investment style (value, blend or growth). For fixed-income funds the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond's duration (short, intermediate or long). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar's database as of month-end. Although the data are gathered from reliable sources, Morningstar cannot guarantee completeness and accuracy. As of 06/30/2004.



[SIDE BAR DATA]:

Summary

o For the 12-month period ended June 30, 2004, the fund's class A shares returned 38.58% without sales charge in an environment that was generally favorable for stocks.

o Strong stock selection, especially within the health care and industrial sectors, helped the fund beat both its benchmark, the Russell 2000 Value Index, and its peer group, the Morningstar Small Value Category.

o A below-average stake in financials also helped the fund's relative performance.

[2 arrows pointing up]:

Class A shares             38.58%
Russell 2000 Value Index   35.17%


                                    OBJECTIVE
                            Seeks long-term growth by
                         investing primarily in smaller
                        capitalization equity securities

                                TOTAL NET ASSETS
                                 $609.8 million

Morningstar style box

Style/Value // Size/Small

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
                                                   Columbia Small Cap Value Fund

Performance of a $10,000 investment
07/01/94 - 06/30/04 ($)
------------------------------------
   sales charge  without       with
------------------------------------
   Class A       39,171       36,918
------------------------------------
   Class B       36,338       36,338
------------------------------------
   Class C       35,766       35,766
------------------------------------
   Class Z       40,104         n/a
------------------------------------


Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Value of a $10,000 investment 07/01/94 - 06/30/04

[MOUNTAIN CHART DATA]:


       Class A shares      Class A shares       Russell 2000       S&P SmallCap    S&P SmallCap 600/
     without sales charge with sales charge      Value Index          600 Index    Barra Value Index

07/1994        $10,000            $ 9,425            $10,000            $10,000              $10,000
                10,240              9,651             10,185             10,124               10,159
                10,924             10,296             10,586             10,813               10,689
                10,912             10,285             10,474             10,757               10,530
                10,989             10,358             10,282             10,650               10,263
                10,792             10,171              9,868             10,243                9,895
                11,026             10,392             10,165             10,492               10,101
                11,038             10,403             10,115             10,344               10,076
                11,499             10,838             10,490             10,770               10,421
                11,871             11,188             10,541             10,989               10,615
                12,075             11,381             10,854             11,235               11,063
                12,387             11,674             11,086             11,410               11,308
                13,353             12,585             11,465             12,036               11,845
                14,895             14,038             11,884             12,957               12,405
                15,051             14,186             12,237             13,238               12,755
                15,381             14,497             12,419             13,576               13,018
                14,756             13,908             11,924             12,905               12,369
                15,297             14,417             12,397             13,416               12,870
                15,165             14,293             12,781             13,638               13,201
                14,975             14,114             12,866             13,668               13,330
                15,721             14,817             13,068             14,115               13,688
                16,246             15,312             13,342             14,417               13,961
                17,106             16,122             13,706             15,244               14,647
                17,725             16,706             14,053             15,785               15,111
                16,732             15,770             13,887             15,167               14,789
                15,588             14,692             13,148             14,123               13,995
                16,277             15,341             13,719             14,997               14,814
                17,110             16,126             14,094             15,656               15,220
                16,826             15,859             14,257             15,548               15,465
                17,831             16,805             15,024             16,355               16,400
                17,947             16,915             15,512             16,546               16,646
                18,130             17,087             15,751             16,821               17,177
                17,751             16,730             15,901             16,472               17,282
                16,940             15,966             15,475             15,627               16,703
                17,189             16,200             15,702             15,818               16,920
                18,797             17,717             16,952             17,675               18,533
                20,000             18,850             17,810             18,456               19,506
                21,190             19,972             18,558             19,617               20,791
                21,479             20,244             18,853             20,112               21,195
                22,905             21,588             20,107             21,441               22,655
                22,158             20,884             19,560             20,515               21,964
                22,165             20,890             19,775             20,365               22,074
                22,231             20,953             20,445             20,776               22,710
                22,085             20,815             20,075             20,371               22,237
                23,900             22,526             21,290             22,227               24,098
                25,277             23,823             22,154             23,076               25,294
                25,610             24,138             22,263             23,212               25,458
                23,969             22,590             21,475             21,984               24,348
                23,789             22,421             21,354             22,048               24,336
                21,576             20,336             19,682             20,361               22,085
                17,196             16,208             16,600             16,432               18,101
                17,578             16,567             17,538             17,437               19,062
                18,926             17,838             18,059             18,246               19,895
                20,393             19,221             18,548             19,274               20,744
                20,858             19,659             19,131             20,505               21,560
                20,364             19,193             18,696             20,247               21,312
                18,285             17,233             17,420             18,423               19,577
                17,957             16,925             17,277             18,660               19,501
                19,320             18,209             18,854             19,894               21,199
                19,987             18,838             19,433             20,377               22,047
                21,106             19,893             20,136             21,537               23,383
                21,015             19,807             19,659             21,347               23,018
                19,715             18,581             18,940             20,408               22,052
                19,604             18,477             18,561             20,494               21,648
                19,736             18,601             18,190             20,442               21,146
                20,339             19,170             18,284             21,297               21,620
                21,716             20,468             18,845             23,047               22,212
                20,563             19,381             18,352             22,333               21,075
                21,515             20,278             19,473             25,323               22,027
                22,120             20,848             19,565             24,386               22,840
                22,253             20,973             19,680             23,969               23,000
                21,690             20,443             19,379             23,260               22,625
                22,635             21,334             19,945             24,634               23,274
                22,810             21,498             20,609             24,031               23,733
                24,666             23,248             21,530             26,160               25,119
                24,854             23,425             21,407             25,449               25,069
                24,874             23,443             21,330             25,609               25,191
                23,003             21,681             20,895             22,943               23,526
                25,835             24,349             23,139             25,770               26,846
                25,763             24,281             23,778             26,875               28,972
                24,966             23,531             23,745             25,236               27,749
                24,432             23,027             23,365             24,077               26,595
                26,040             24,543             24,447             25,912               28,199
                26,938             25,389             25,075             26,407               28,918
                27,135             25,575             26,083             27,373               30,025
                27,127             25,567             25,499             26,916               29,743
                26,636             25,104             25,409             26,303               29,264
                23,495             22,144             22,604             22,747               25,074
                24,045             22,663             23,194             23,959               26,220
                25,716             24,238             24,862             25,713               28,317
                27,612             26,024             26,383             27,453               30,362
                27,788             26,190             26,734             27,692               30,929
                28,258             26,633             26,897             27,216               30,796
                30,312             28,569             28,909             29,366               33,473
                30,928             29,149             29,927             30,197               34,842
                29,873             28,155             28,936             28,947               33,521
                28,881             27,221             28,297             27,450               32,023
                25,358             23,900             24,092             23,574               26,816
                25,819             24,335             23,986             23,798               26,781
                24,058             22,675             22,273             22,342               24,810
                24,540             23,128             22,607             23,057               25,309
                26,439             24,919             24,411             24,258               26,675
                25,691             24,213             23,369             23,438               25,968
                24,935             23,502             22,710             22,632               24,896
                23,656             22,296             21,947             21,908               23,975
                23,701             22,338             22,182             22,081               23,900
                25,528             24,061             24,289             23,874               26,063
                27,645             26,055             26,769             25,798               28,492
                28,256             26,631             27,221             26,469               29,339
                29,750             28,040             28,580             27,845               30,773
                31,110             29,321             29,666             29,201               32,253
                30,796             29,025             29,325             28,343               31,196
                33,309             31,394             31,715             30,800               33,975
                34,631             32,640             32,932             31,964               35,378
                35,819             33,759             34,125             32,530               36,369
                37,108             34,975             35,305             33,467               37,238
                37,721             35,552             35,990             34,109               38,121
                38,471             36,259             36,487             34,553               38,788
                36,883             34,762             34,601             33,406               37,360
                37,115             34,981             35,019             33,917               37,827
06/2004         39,171             36,918             36,796             35,790               39,915



On October 13, 2003, the fund's primary benchmark was changed to the Russell 2000 Value Index from the S&P SmallCap 600 Index and the S&P SmallCap 600/Barra Value Index. The graph and table do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Standard & Poor's (S&P) SmallCap 600/Barra Value Index is an unmanaged index that tracks the performance of value stocks contained in the S&P SmallCap 600 Index, as determined by their low price to book ratios. The Standard & Poor's (S&P) SmallCap 600 Index is an unmanaged index that tracks the performance of 600 domestic companies traded on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P SmallCap 600 is heavily weighted with the stocks of companies with small market capitalizations. Unlike mutual funds, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

Average annual total return as of 06/30/04 (%)
-------------------------------------------------------------------------------------------------------------------
   Share class                   A                         B                         C                       Z
-------------------------------------------------------------------------------------------------------------------
   Inception                 07/25/86                  11/09/92                  01/15/96                07/31/95
-------------------------------------------------------------------------------------------------------------------
   Sales charge           without   with           without  with              without  with               without
-------------------------------------------------------------------------------------------------------------------
 1-year                   38.58    30.62            37.58   32.58              37.56   36.56              38.94
-------------------------------------------------------------------------------------------------------------------
 5-year                   13.15    11.82            12.29   12.03              12.29   12.29              13.45
-------------------------------------------------------------------------------------------------------------------
 10-year                  14.63    13.95            13.77   13.77              13.59   13.59              14.90
-------------------------------------------------------------------------------------------------------------------

The "with sales charge" returns include the maximum initial sales charge of 5.75% for class A shares, maximum CDSC of 5.00% for class B shares and 1.00% for class C shares for the first year only.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no Rule 12b-1 fees. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class C and class Z are newer classes of shares. Class C share performance information includes returns of the fund's class B shares for periods prior to the inception of class C shares. Class B shares would have substantially similar annual returns because class B and class C shares generally have similar expense structures. Class Z share performance information includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These returns have not been adjusted to reflect any difference in expenses (such as Rule 12b-1 fees) between any of the predecessor shares and the newer classes of shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer class shares would have been different. Class A shares were initially offered on July 25, 1986, class B shares were initially offered on November 9, 1992, class C shares were initially offered on January 15, 1996 and class Z shares were initially offered on July 31, 1995.

ECONOMIC UPDATE
--------------------------------------------------------------------------------
                                                   Columbia Small Cap Value Fund

The US economy staged a solid recovery during the 12-month period that began July 1, 2003 and ended June 30, 2004. The growth rate for the US gross domestic product (GDP) averaged more than 4.5% during the period--on par with the highest annualized pace it has experienced in two decades.

Although consumer confidence wavered when the number of new jobs was well below expectations in January and February 2004, it moved generally higher throughout the period. Consumers continued to account for most of the economy's gains. Consumer spending rose as a sizeable package of tax cuts (implemented in 2003) gave disposable income a boost. As a result, retail sales and the housing market showed steady gains. Low interest rates fueled mortgage refinancing activity, which tapered off in the final quarter of the 12-month period. Relatively low mortgage rates provided an additional boost to the housing market.

After months of disappointing reports on the number and quality of new jobs added to the labor market, doubts surfaced early in 2004 about the economy's ability to sustain its forward momentum. However, these concerns dissipated when more than a million new jobs were added between March and June. With the last remaining weak spot in the recovery--the employment picture--on the mend, the economy appeared to be on solid ground.

The business sector also bounced back during the period. Industrial production turned higher in September 2003, and factories utilized more of their capacity as the period wore on. Business spending on technology rose. In 2004, spending on capital equipment also picked up.

US STOCKS OUTPERFORMED BONDS
The US stock market snapped a three-year losing streak in 2003. However, stocks gave back some of their gains in 2004. Concerns about geopolitical factors, higher interest rates and the impact of the forthcoming presidential election sidelined investors as the period wore on. The S&P 500 Index returned 19.11% during this reporting period. Late in the period, the market's leadership passed from small-cap stocks, which were strong performers early in the period, to large-cap stocks. Value stocks edged out growth stocks. But as the stock market lost ground near the end of the period, growth stocks generally held up better than value stocks.

BONDS REFLECTED THE ECONOMIC NEWS
The US bond market began the period with respectable gains, as yields drifted generally lower for the first seven months of the period. However, yields rose sharply and bonds gave back nearly all of their early gains as the economy strengthened and the employment picture brightened. Investors began to anticipate a shift in the Federal Reserve Board's policy on the key short-term interest rates it controls. On the last day of the period, the Fed raised the federal funds rate from 1.00% to 1.25%. In this environment, the Lehman Brothers Aggregate Bond Index, a broad measure of investment grade bond market performance, returned 0.32%.

The strong economy was more good news than bad for the high yield bond sector, which historically has been less vulnerable to the threat of higher interest rates than other fixed income sectors. High yield bonds led the fixed income markets. However, most of the sector's gains came in the first half of the period.



[SIDE BAR DATA]:

Summary

For the 12-month period ended June 30, 2004

o As the economy strengthened and corporations reported higher profits, stock prices rose for all segments of the stock market, as measured by the S&P 500 Index and the broader Russell 3000 Index. But many sectors retreated in the final months of the period as interest rates moved higher.

[2 arrows pointing up]:

S&P 500 Index              19.11%
Russell 3000 Index         20.46%


o The investment grade bond market eked out a positive return as interest rates soared in April and May before settling back somewhat in June. The Lehman Brothers Aggregate Bond Index returned 0.32%. High yield bonds, which can be less sensitive to changing interest rates, fared better. The Merrill Lynch US High Yield, Cash Pay Index returned 9.97%.

[2 arrows pointing up]:

Lehman Index               0.32%
Merrill Lynch Index        9.97%

The S&P 500 Index is an unmanaged index that tracks the performance of 500 widely held, large capitalization US stocks.

The Russell 3000 Index is an unmanaged index that tracks the performance of the 3,000 largest US companies based on total market capitalization.

The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues.

The Merrill Lynch US High Yield, Cash Pay Index is an unmanaged index that tracks the performance of non-investment-grade corporate bonds.

PORTFOLIO MANAGER'S REPORT
--------------------------------------------------------------------------------
                                                   Columbia Small Cap Value Fund

For the 12-month period ended June 30, 2004, Columbia Small Cap Value Fund class A shares returned 38.58% without sales charge. The fund outpaced its benchmark, the Russell 2000 Value Index, which returned 35.17%. The fund also did better than its peer group, the Morningstar Small Value Category, which averaged a 33.95% return over the same period.1 Strong stock picking in the health care, industrial and financial sectors, as well as a below-average stake in financials, helped the fund come out ahead.

STRATEGY STAYS THE SAME, EVEN AS MARKET CONDITIONS CHANGE
We continued to focus on identifying companies which we believe have strong competitive and financial positions, good earnings growth prospects and reasonable stock valuations. This strategy worked especially well in the second half of 2003 as optimism about the economy and Iraq conflict propelled stocks sharply higher. The market's momentum slowed in the first half of 2004 amid growing geopolitical and economic uncertainty. Even in this more challenging environment, small-cap stocks continued to outperform large-cap securities.

HEALTH CARE AND INDUSTRIALS PRODUCED STRONGEST RETURNS
The fund's modest investment in the health care sector produced outsized gains. Standouts included nursing homes and other non-hospital and specialty facilities companies, an oncology practice that was bought out at a premium during the period, and a funeral home chain. The fund also owned a contact lens manufacturer that was a strong performer. Our decision to avoid biotechnology and more expensive pharmaceutical stocks that did not meet our quality and valuation criteria were also beneficial to performance. These industries were weak performers within the health care sector.

Industrial stocks rallied nicely as the economy improved. The fund owned shares of machinery and equipment, transportation, business services, construction and security services companies, which produced strong gains. Financial stocks also bolstered the fund's return. As concerns about rising interest rates dampened enthusiasm for the financial sector, the fund was rewarded for its positioning within the group. We benefited from a below-average stake relative to our benchmark index, as well as strong stock selection among banks, insurance and specialty finance companies. Avoiding interest rate sensitive thrifts and real estate investment trusts, which were among the worst performers in the group, also contributed to the fund's solid return.

1 (C)2004, Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933.



[SIDE BAR DATA]:


Net asset value per share
as of 06/30/04 ($)
-----------------------------------
   Class A                    42.17
-----------------------------------
   Class B                    37.60
-----------------------------------
   Class C                    39.05
-----------------------------------
   Class Z                    43.41
-----------------------------------





Distributions declared per share
as of 07/01/03 - 06/30/04 ($)
-----------------------------------
   Class A                     1.18
-----------------------------------
   Class B                     1.04
-----------------------------------
   Class C                     1.04
-----------------------------------
   Class Z                     1.23
-----------------------------------

--------------------------------------------------------------------------------
                                                   Columbia Small Cap Value Fund

INVESTORS' BIAS TOWARD EXPENSIVE, MOMENTUM-DRIVEN STOCKS
HINDERED RETURNS
The fund lost some ground as our decision to focus on reasonably-priced stocks in the consumer discretionary sector ran counter to the market's preference for more expensively-priced stocks with the best earnings and revenue growth. Returns on our investments in restaurants, specialty retailers, and manufacturers of apparel, shoes, toys and leisure products were slightly below average for the consumer discretionary sector as a whole. In the technology sector, we owned a mix of software and hardware names, but again avoided momentum-driven stocks with expensive valuations. While the fund's tech returns were slightly lower than the sector average, they were still quite strong.

MORE VOLATILITY EXPECTED IN SECOND HALF OF `04
Caught in a tug of war between positive earnings growth and worries about rising interest rates, inflation, the progress of the economic recovery and global tensions, we think the market is likely to remain choppy for the remainder of the year. Regardless of market conditions, our focus will remain on reasonably valued small-cap stocks of companies with strong balance sheets and good management. We plan to maintain a bias toward economically sensitive companies as long as these sectors do not become expensive relative to other opportunities.

[PHOTO OF Stephen Barbaro]

Stephen Barbaro has managed the Columbia Small Cap Value Fund since June 2002 and has been with the advisor and its predecessors since 1976.

/s/ Stephen Barbaro

Investments in small-cap companies may be subject to greater volatility and price fluctuations because they may be thinly traded and less liquid than investments in larger companies.

[Sidebar]:

Caught in a tug of war between positive earnings growth and worries about economic factors and global tensions, we think the market is likely to remain choppy.


INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
June 30, 2004                                      Columbia Small Cap Value Fund

Common Stocks - 99.4%
CONSUMER DISCRETIONARY - 15.6%
                                                                                                          Shares      Value ($)
-------------------------------------------------------------------------------------------------------------------------------
                    Auto Components - 1.1%        BorgWarner, Inc.                                         72,900     3,190,833
                                                  Modine Manufacturing Co.                                 55,743     1,775,415
                                                  Standard Motor Products, Inc.                           127,500     1,878,075
                                                                                            Auto Components Total     6,844,323
                                                  -----------------------------------------------------------------------------
                       Distributors - 0.1%        Brightpoint, Inc. (a)                                    39,200       539,000
                                                                                               Distributors Total       539,000
                                                  -----------------------------------------------------------------------------
      Hotels, Restaurants & Leisure - 4.0%        Bally Total Fitness Holding Corp. (a)                   234,900     1,174,500
                                                  Bob Evans Farms, Inc.                                    70,050     1,917,969
                                                  Buca, Inc. (a)                                          297,950     1,588,074
                                                  Dave & Buster's, Inc. (a)                               149,000     2,799,710
                                                  Landry's Restaurants, Inc.                              122,800     3,670,492
                                                  Lone Star Steakhouse & Saloon                           164,207     4,464,788
                                                  Marcus Corp.                                            153,600     2,649,600
                                                  Prime Hospitality Corp. (a)                             202,100     2,146,302
                                                  Scientific Games Corp., Class A (a)                     222,400     4,256,736
                                                                              Hotels, Restaurants & Leisure Total    24,668,171
                                                  -----------------------------------------------------------------------------
                 Household Durables - 1.4%        American Greetings Corp. (a)                             90,600     2,100,108
                                                  CSS Industries, Inc.                                     76,700     2,687,568
                                                  Kimball International, Inc., Class B                    165,134     2,435,726
                                                  Russ Berrie & Co., Inc.                                  52,300     1,016,189
                                                                                         Household Durables Total     8,239,591
                                                  -----------------------------------------------------------------------------
       Leisure Equipment & Products - 1.0%        Action Performance Companies, Inc.                      185,100     2,789,457
                                                  Jakks Pacific, Inc. (a)                                 157,588     3,276,255
                                                  Travis Boats & Motors, Inc. (a)                         174,975       131,231
                                                                               Leisure Equipment & Products Total     6,196,943
                                                  -----------------------------------------------------------------------------
                              Media - 2.8%        4Kids Entertainment, Inc. (a)                           145,500     3,480,360
                                                  Alliance Atlantis Communications, Inc. (a)              196,630     3,618,189
                                                  Catalina Marketing Corp. (a)                            109,500     2,002,755
                                                  Journal Communications, Inc., Class A                    97,800     1,841,574
                                                  Liberty Corp.                                            70,300     3,300,585
                                                  Media General, Inc.                                      41,300     2,652,286
                                                                                                      Media Total    16,895,749
                                                  -----------------------------------------------------------------------------
                   Multiline Retail - 0.5%        BJ's Wholesale Club, Inc. (a)                            66,400     1,660,000
                                                  ShopKo Stores, Inc. (a)                                 110,200     1,558,228
                                                                                           Multiline Retail Total     3,218,228
                                                  -----------------------------------------------------------------------------
                   Specialty Retail - 2.5%        Building Material Holding Corp.                          73,643     1,394,062
                                                  Compucom Systems, Inc. (a)                              357,900     1,624,866
                                                  GameStop Corp., Class A (a)                             143,600     2,185,592
                                                  Goody's Family Clothing, Inc.                           212,481     2,203,428
                                                  Monro Muffler, Inc. (a)                                 161,106     3,908,432
                                                  Movie Gallery, Inc.                                      52,178     1,020,080
                                                  Rent-Way, Inc. (a)                                      176,200     1,585,800
                                                  TBC Corp. (a)                                            44,521     1,059,600
                                                                                           Specialty Retail Total    14,981,860
                                                  -----------------------------------------------------------------------------



See notes to investment portfolio.

6


--------------------------------------------------------------------------------
June 30, 2004
                                                   Columbia Small Cap Value Fund

Common Stocks - (continued)
CONSUMER DISCRETIONARY - (continued)
                                                                                                          Shares      Value ($)
-------------------------------------------------------------------------------------------------------------------------------
   Textiles, Apparel & Luxury Goods - 2.2%        Culp, Inc. (a)                                           20,400       158,712
                                                  Delta Apparel, Inc.                                      49,500     1,205,325
                                                  Hampshire Group Ltd. (a)                                 85,100     2,467,049
                                                  Kellwood Co.                                            109,550     4,770,902
                                                  Russell Corp.                                           120,700     2,167,772
                                                  Stride Rite Corp.                                       151,300     1,668,839
                                                  Tandy Brands Accessories, Inc.                           81,953     1,106,365
                                                                           Textiles, Apparel & Luxury Goods Total    13,544,964
                                                                                                                    -----------
                                                                                     CONSUMER DISCRETIONARY TOTAL    95,128,829

CONSUMER STAPLES - 2.2%
------------------------------------------        -----------------------------------------------------------------------------
           Food & Staples Retailing - 0.2%        Winn-Dixie Stores, Inc.                                 168,600     1,213,920
                                                                                   Food & Staples Retailing Total     1,213,920
                                                  -----------------------------------------------------------------------------
                      Food Products - 2.0%        Central Garden & Pet Co. (a)                             67,790     2,424,848
                                                  Corn Products International, Inc.                       121,200     5,641,860
                                                  John B. Sanfilippo & Son, Inc. (a)                       36,800       983,296
                                                  M&F Worldwide Corp. (a)                                 127,200     1,742,640
                                                  Omega Protein Corp. (a)                                 171,100     1,659,670
                                                                                              Food Products Total    12,452,314
                                                                                                                    -----------
                                                                                           CONSUMER STAPLES TOTAL    13,666,234
ENERGY - 5.6%
------------------------------------------        -----------------------------------------------------------------------------
        Energy Equipment & Services - 1.6%        Lufkin Industries, Inc.                                  97,839     3,128,891
                                                  Universal Compression Holdings, Inc. (a)                 85,700     2,629,276
                                                  Willbros Group, Inc. (a)                                262,500     3,955,875
                                                                                Energy Equipment & Services Total     9,714,042
                                                  -----------------------------------------------------------------------------
                          Oil & Gas - 4.0%        Atlas America, Inc. (a)                                  30,800       616,308
                                                  Carrizo Oil & Gas, Inc. (a)                             270,800     2,764,868
                                                  Cimarex Energy Co. (a)                                   46,600     1,408,718
                                                  Energy Partners Ltd. (a)                                145,000     2,218,500
                                                  Harvest Natural Resources, Inc. (a)                     214,200     3,193,722
                                                  Magnum Hunter Resources, Inc. (a)                       240,600     2,497,428
                                                  Range Resources Corp.                                   151,000     2,204,600
                                                  Stone Energy Corp. (a)                                   85,100     3,887,368
                                                  Western Gas Resources, Inc.                             124,700     4,050,256
                                                  Whiting Petroleum Corp. (a)                              65,500     1,647,325
                                                                                                  Oil & Gas Total    24,489,093
                                                                                                                    -----------
                                                                                                     ENERGY TOTAL    34,203,135

FINANCIALS - 25.1%
------------------------------------------        -----------------------------------------------------------------------------
                    Capital Markets - 0.2%        LaBranche & Co., Inc. (a)                               139,500     1,174,590
                                                                                            Capital Markets Total     1,174,590
                                                  -----------------------------------------------------------------------------
                  Commercial Banks - 11.2%        BancFirst Corp.                                          15,250       911,188
                                                  BancorpSouth, Inc.                                      113,700     2,561,661
                                                  BancTrust Financial Group, Inc.                          77,900     1,364,808
                                                  Bank of Granite Corp.                                   109,193     2,283,226
                                                  Bryn Mawr Bank Corp.                                    134,210     3,053,277




See notes to investment portfolio.

7


--------------------------------------------------------------------------------
June 30, 2004
                                                   Columbia Small Cap Value Fund

Common Stocks - (continued)
FINANCIALS - (continued)
                                                                                                          Shares      Value ($)
-------------------------------------------------------------------------------------------------------------------------------
            Commercial Banks - (continued)        Capitol Bancorp Ltd.                                    116,279     3,024,417
                                                  Chemical Financial Corp.                                108,580     4,005,516
                                                  Chittenden Corp.                                        123,900     4,355,085
                                                  Columbia Banking Systems, Inc.                           73,200     1,625,040
                                                  Community Trust Bancorp, Inc.                            66,777     2,036,698
                                                  Corus Bankshares, Inc.                                  101,500     4,172,665
                                                  First Citizens BancShares, Inc.                          17,300     2,110,600
                                                  First Financial Bankshares, Inc.                         55,400     2,322,922
                                                  Greater Bay Bancorp                                      88,000     2,543,200
                                                  Hancock Holding Co.                                      50,988     1,481,711
                                                  ITLA Capital Corp. (a)                                    3,000       121,710
                                                  MainSource Financial Group, Inc.                         29,639       601,672
                                                  MASSBANK Corp.                                           36,900     1,277,109
                                                  Merchants Bancshares, Inc.                               88,032     2,310,840
                                                  Mid-State Bancshares                                    156,360     3,676,024
                                                  Northrim BanCorp, Inc.                                   80,500     1,628,515
                                                  Omega Financial Corp.                                    18,737       645,115
                                                  Riggs National Corp.                                    173,496     3,664,236
                                                  S.Y. Bancorp, Inc.                                       16,700       390,947
                                                  Sterling Bancshares, Inc.                               249,900     3,546,081
                                                  TriCo Bancshares                                        222,230     4,200,147
                                                  UMB Financial Corp.                                      64,600     3,334,652
                                                  Whitney Holding Corp.                                    64,100     2,863,347
                                                  Wintrust Financial Corp.                                 47,700     2,409,327
                                                                                           Commerical Banks Total    68,521,736
                                                  -----------------------------------------------------------------------------
                   Consumer Finance - 0.8%        Cash America International, Inc.                        203,300     4,675,900
                                                                                           Consumer Finance Total     4,675,900
                                                  -----------------------------------------------------------------------------
     Diversified Financial Services - 1.3%        Metris Companies, Inc. (a)                              334,100     2,903,329
                                                  MFC Bancorp Ltd. (a)                                    269,070     5,002,011
                                                                             Diversified Financial Services Total     7,905,340
                                                  -----------------------------------------------------------------------------
                          Insurance - 5.1%        AmerUs Group Co.                                         44,000     1,821,600
                                                  CNA Surety Corp. (a)                                    173,200     1,896,540
                                                  Commerce Group, Inc.                                     55,300     2,730,161
                                                  Delphi Financial Group, Inc., Class A                    98,202     4,369,989
                                                  Harleysville Group, Inc.                                134,100     2,527,785
                                                  Horace Mann Educators Corp.                             131,600     2,300,368
                                                  Kansas City Life Insurance Co.                           13,000       547,170
                                                  Navigators Group, Inc. (a)                               54,400     1,571,616
                                                  Phoenix Companies, Inc.                                 278,900     3,416,525
                                                  ProCentury Corp. (a)                                    185,500     1,804,915
                                                  Quanta Capital Holdings Ltd. (a)                        217,200     2,332,728
                                                  RLI Corp.                                                81,100     2,960,150
                                                  UICI (a)                                                 38,800       923,828
                                                  United National Group Ltd., Class A (a)                  51,400       776,654
                                                  Universal American Financial Corp. (a)                  113,994     1,251,654
                                                                                                  Insurance Total    31,231,683
                                                  -----------------------------------------------------------------------------




See notes to investment portfolio.

8


--------------------------------------------------------------------------------
June 30, 2004
                                                   Columbia Small Cap Value Fund

Common Stocks - (continued)
FINANCIALS - (continued)
                                                                                                          Shares      Value ($)
-------------------------------------------------------------------------------------------------------------------------------
                        Real Estate - 6.5%        Alexandria Real Estate Equities, Inc.                    58,600     3,327,308
                                                  American Financial Realty Trust, REIT                   134,500     1,922,005
                                                  Boykin Lodging Co., REIT (a)                            222,900     1,705,185
                                                  Brandywine Realty Trust                                  87,200     2,370,968
                                                  EastGroup Properties, Inc., REIT                        101,300     3,410,771
                                                  Equity One, Inc., REIT                                  130,800     2,364,864
                                                  First Potomac Realty Trust, REIT                        118,200     2,265,894
                                                  Getty Realty Corp.                                       87,200     2,193,952
                                                  Gladstone Commercial Corp.                              105,000     1,732,500
                                                  Mid-America Apartment Communities, Inc., REIT           102,400     3,879,936
                                                  Nationwide Health Properties, Inc., REIT                173,700     3,282,930
                                                  PS Business Parks, Inc., REIT                           123,200     4,957,568
                                                  Tanger Factory Outlet Centers, Inc., REIT                60,600     2,369,460
                                                  Universal Health Realty Income Trust, REIT               58,100     1,667,470
                                                  Urstadt Biddle Properties, REIT                         127,900     1,894,199
                                                                                                Real Estate Total    39,345,010
                                                                                                                    -----------
                                                                                                 FINANCIALS TOTAL   152,854,259

HEALTH CARE - 5.4%
------------------------------------------        -----------------------------------------------------------------------------
   Health Care Equipment & Supplies - 1.1%        Analogic Corp.                                           59,500     2,524,585
                                                  Ocular Sciences, Inc. (a)                                82,000     3,116,000
                                                  Sola International, Inc. (a)                             79,800     1,374,954
                                                                           Health Care Equipment & Supplies Total     7,015,539
                                                  -----------------------------------------------------------------------------
   Health Care Providers & Services - 4.3%        Capital Senior Living Corp. (a)                          59,500       286,195
                                                  Chronimed, Inc. (a)                                     176,000     1,434,400
                                                  Cross Country Healthcare, Inc. (a)                      126,400     2,294,160
                                                  Genesis HealthCare Corp. (a)                             68,950     2,002,308
                                                  Hooper Holmes, Inc.                                     242,300     1,390,802
                                                  Kindred Healthcare, Inc. (a)                            147,400     3,883,990
                                                  Orthodontic Centers Of America, Inc. (a)                259,400     2,124,486
                                                  PAREXEL International Corp. (a)                         162,300     3,213,540
                                                  Pediatrix Medical Group, Inc. (a)                        63,600     4,442,460
                                                  Province Healthcare Co. (a)                              88,300     1,514,345
                                                  Stewart Enterprises, Inc. (a)                           414,296     3,372,369
                                                                           Health Care Providers & Services Total    25,959,055
                                                                                                                    -----------
                                                                                                HEALTH CARE TOTAL    32,974,594

INDUSTRIALS - 20.6%
------------------------------------------        -----------------------------------------------------------------------------
                Aerospace & Defense - 2.8%        AAR Corp. (a)                                           184,902     2,098,638
                                                  Armor Holdings, Inc. (a)                                 34,500     1,173,000
                                                  Esterline Technologies Corp. (a)                        127,500     3,765,075
                                                  Herley Industries, Inc. (a)                              92,800     1,813,312
                                                  Kaman Corp., Class A                                    156,000     2,182,440
                                                  Ladish Co., Inc. (a)                                    196,538     1,670,573
                                                  Precision Castparts Corp.                                75,800     4,145,502
                                                                                        Aerospace & Defense Total    16,848,540
                                                  -----------------------------------------------------------------------------
            Air Freight & Logistics - 0.9%        HUB Group, Inc., Class A (a)                             93,971     3,204,411
                                                  Ryder System, Inc.                                       60,100     2,408,207
                                                                                   Air Freight & Logisitics Total     5,612,618
                                                  -----------------------------------------------------------------------------




See notes to investment portfolio.

9


--------------------------------------------------------------------------------
June 30, 2004
                                                   Columbia Small Cap Value Fund

Common Stocks - (continued)
INDUSTRIALS - (continued)
                                                                                                          Shares      Value ($)
-------------------------------------------------------------------------------------------------------------------------------
                           Airlines - 0.7%        Atlantic Coast Airlines Holdings, Inc. (a)              115,206       661,282
                                                  MAIR Holdings, Inc. (a)                                 104,924       856,180
                                                  Skywest, Inc.                                           137,800     2,399,098
                                                                                                   Airlines Total     3,916,560
                                                  -----------------------------------------------------------------------------
                  Building Products - 2.1%        Hughes Supply, Inc.                                      68,681     4,047,371
                                                  Jacuzzi Brands, Inc. (a)                                152,240     1,227,054
                                                  NCI Building Systems, Inc. (a)                          100,400     3,268,020
                                                  Watsco, Inc.                                            152,600     4,283,482
                                                                                          Building Products Total    12,825,927
                                                  -----------------------------------------------------------------------------
     Commercial Services & Supplies - 5.9%        ABM Industries, Inc.                                    127,200     2,476,584
                                                  ActivCard Corp. (a)                                     213,400     1,549,284
                                                  Angelica Corp.                                           72,200     1,812,942
                                                  Casella Waste Systems, Inc. (a)                         291,190     3,829,148
                                                  Century Business Services, Inc. (a)                     174,605       761,278
                                                  Consolidated Graphics, Inc. (a)                         129,600     5,708,880
                                                  Danka Business Systems PLC, ADR (a)                     191,080       863,682
                                                  Electro Rent Corp. (a)                                   56,881       595,544
                                                  First Consulting Group, Inc. (a)                        130,103       718,169
                                                  Healthcare Services Group, Inc.                         165,800     2,536,740
                                                  Imagistics International, Inc. (a)                      143,300     5,072,820
                                                  Lightbridge, Inc. (a)                                   208,400     1,167,040
                                                  NCO Group, Inc. (a)                                      87,900     2,346,051
                                                  Sourcecorp, Inc. (a)                                     87,800     2,416,256
                                                  TeleTech Holdings, Inc. (a)                             215,600     1,890,812
                                                  United Rentals, Inc. (a)                                119,100     2,130,699
                                                                             Commerical Services & Supplies Total    35,875,929
                                                  -----------------------------------------------------------------------------
         Construction & Engineering - 1.2%        Comfort Systems USA, Inc. (a)                           294,400     1,881,216
                                                  EMCOR Group, Inc. (a)                                    42,200     1,855,956
                                                  MasTec, Inc. (a)                                         52,900       287,247
                                                  Quanta Services, Inc. (a)                                87,700       545,494
                                                  Washington Group International, Inc. (a)                 82,600     2,964,514
                                                                                 Construction & Engineering Total     7,534,427
                                                  -----------------------------------------------------------------------------
               Electrical Equipment - 1.5%        C&D Technologies, Inc.                                  127,000     2,264,410
                                                  Genlyte Group, Inc. (a)                                  48,818     3,069,676
                                                  Powell Industries, Inc. (a)                              17,400       297,192
                                                  Woodward Governor Co.                                    48,100     3,468,491
                                                                                       Electrical Equipment Total     9,099,769
                                                  -----------------------------------------------------------------------------
                          Machinery - 4.2%        Alamo Group, Inc.                                        61,800       982,620
                                                  Briggs & Stratton Corp.                                  45,000     3,975,750
                                                  EnPro Industries, Inc. (a)                              139,600     3,208,008
                                                  Harsco Corp.                                             98,600     4,634,200
                                                  Kadant, Inc. (a)                                        128,600     2,974,518
                                                  Robbins & Myers, Inc.                                   119,035     2,672,336
                                                  Stewart & Stevenson Services, Inc.                      181,600     3,254,272
                                                  Tecumseh Products Co.                                    59,412     2,447,180
                                                  UNOVA, Inc. (a)                                          72,100     1,460,025
                                                                                                  Machinery Total    25,608,909
                                                  -----------------------------------------------------------------------------




See notes to investment portfolio.

10


--------------------------------------------------------------------------------
June 30, 2004
                                                   Columbia Small Cap Value Fund

Common Stocks - (continued)
INDUSTRIALS - (continued)
                                                                                                          Shares      Value ($)
-------------------------------------------------------------------------------------------------------------------------------
                        Road & Rail - 1.3%        Covenant Transport, Inc. (a)                             99,400     1,698,746
                                                  Dollar Thrifty Automotive Group, Inc. (a)                86,800     2,381,792
                                                  U.S. Xpress Enterprises, Inc., Class A (a)               59,583       937,241
                                                  Werner Enterprises, Inc.                                146,800     3,097,480
                                                                                                Road & Rail Total     8,115,259
                                                                                                                    -----------
                                                                                                INDUSTRIALS TOTAL   125,437,938

INFORMATION TECHNOLOGY - 11.8%
------------------------------------------        -----------------------------------------------------------------------------
           Communications Equipment - 1.4%        Anaren, Inc. (a)                                        176,500     2,884,010
                                                  Black Box Corp.                                          53,400     2,523,684
                                                  Cable Design Technologies Corp. (a)                     168,700     1,788,220
                                                  Tollgrade Communications, Inc. (a)                      140,510     1,492,216
                                                                                   Communications Equipment Total     8,688,130
                                                  -----------------------------------------------------------------------------
            Computers & Peripherals - 1.7%        Advanced Digital Information Corp. (a)                   39,500       383,150
                                                  Electronics for Imaging, Inc. (a)                        90,700     2,563,182
                                                  Hutchinson Technology, Inc. (a)                          77,100     1,895,889
                                                  Hypercom Corp. (a)                                      252,600     2,134,470
                                                  Imation Corp.                                            24,800     1,056,728
                                                  Innovex, Inc. (a)                                       167,300       764,561
                                                  Intergraph Corp. (a)                                     51,600     1,334,376
                                                                                    Computers & Peripherals Total    10,132,356
                                                  -----------------------------------------------------------------------------
 Electronic Equipment & Instruments - 2.8%        Anixter International, Inc.                              54,200     1,844,426
                                                  Benchmark Electronics, Inc. (a)                          71,150     2,070,465
                                                  Checkpoint Systems, Inc. (a)                            133,900     2,400,827
                                                  Identix, Inc. (a)                                       262,600     1,961,622
                                                  MTS Systems Corp.                                        97,582     2,288,298
                                                  NU Horizons Electronics Corp. (a)                       222,907     2,006,163
                                                  OSI Systems, Inc. (a)                                    88,000     1,753,840
                                                  Planar Systems, Inc. (a)                                104,100     1,393,899
                                                  Vishay Intertechnology, Inc. (a)                         84,100     1,562,578
                                                                         Electronic Equipment & Instruments Total    17,282,118
                                                  -----------------------------------------------------------------------------
       Internet Software & Services - 0.5%        Keynote Systems, Inc. (a)                               170,200     2,340,250
                                                  Modem Media, Inc. (a)                                   158,900       835,814
                                                                               Internet Software & Services Total     3,176,064
                                                  -----------------------------------------------------------------------------
                        IT Services - 2.4%        Acxiom Corp.                                            129,741     3,221,469
                                                  Agilysys, Inc.                                          108,079     1,490,409
                                                  Computer Horizons Corp. (a)                             245,961       981,384
                                                  Inforte Corp. (a)                                       168,800     1,704,711
                                                  MAXIMUS, Inc. (a)                                        44,000     1,560,240
                                                  MPS Group, Inc. (a)                                     484,350     5,870,322
                                                                                                IT Services Total    14,828,535
                                                  -----------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment - 0.6%   Exar Corp. (a)                                          135,700     1,989,362
                                                  Pericom Semiconductor Corp. (a)                         135,145     1,447,403
                                                                   Semiconductors & Semiconductor Equipment Total     3,436,765
                                                  -----------------------------------------------------------------------------


See notes to investment portfolio.

11


--------------------------------------------------------------------------------
June 30, 2004
                                                   Columbia Small Cap Value Fund

Common Stocks - (continued)
INFORMATION TECHNOLOGY - (continued)
                                                                                                          Shares      Value ($)
-------------------------------------------------------------------------------------------------------------------------------
                           Software - 2.4%        Captaris, Inc. (a)                                      343,500     2,219,010
                                                  Internet Security Systems, Inc. (a)                     126,200     1,935,908
                                                  Lawson Software, Inc. (a)                               168,400     1,192,272
                                                  MSC.Software Corp. (a)                                  218,000     1,951,100
                                                  PLATO Learning, Inc. (a)                                293,791     2,911,469
                                                  SeaChange International, Inc. (a)                       143,000     2,413,840
                                                  Sybase, Inc. (a)                                        103,800     1,868,400
                                                                                                   Software Total    14,491,999
                                                                                                                    -----------
                                                                                     INFORMATION TECHNOLOGY TOTAL    72,035,967

MATERIALS - 8.7%
------------------------------------------        -----------------------------------------------------------------------------
                          Chemicals - 3.0%        Cytec Industries, Inc.                                   65,900     2,995,155
                                                  H.B. Fuller Co.                                          76,700     2,178,280
                                                  Lubrizol Corp.                                           95,400     3,493,548
                                                  Minerals Technologies, Inc.                              49,300     2,859,400
                                                  Schulman (A.), Inc.                                     100,644     2,162,840
                                                  Sensient Technologies Corp.                              99,200     2,130,816
                                                  Stepan Co.                                               83,300     2,178,295
                                                                                                  Chemicals Total    17,998,334
                                                  -----------------------------------------------------------------------------
             Construction Materials - 1.0%        AMCOL International Corp.                                89,900     1,703,605
                                                  Eagle Materials, Inc.                                    63,800     4,531,076
                                                                                     Construction Materials Total     6,234,681
                                                  -----------------------------------------------------------------------------
             Containers & Packaging - 1.1%        AptarGroup, Inc.                                         57,800     2,525,282
                                                  Greif, Inc., Class A                                     97,300     4,110,925
                                                                                     Containers & Packaging Total     6,636,207
                                                  -----------------------------------------------------------------------------
                    Metals & Mining - 2.8%        Carpenter Technology Corp.                              137,900     4,695,495
                                                  Metal Management, Inc. (a)                              166,000     3,288,460
                                                  Peabody Energy Corp.                                     57,300     3,208,227
                                                  RTI International Metals, Inc. (a)                      174,500     2,783,275
                                                  Steel Technologies, Inc.                                140,400     3,100,032
                                                                                           Metals & Mining Totals    17,075,489
                                                  -----------------------------------------------------------------------------
            Paper & Forest Products - 0.8%        Glatfelter                                              123,400     1,737,472
                                                  Mercer International, Inc. (a)                          239,300     2,340,354
                                                  Schweitzer-Mauduit International, Inc.                   37,000     1,133,310
                                                                                    Paper & Forest Products Total     5,211,136
                                                                                                                    -----------
                                                                                                  MATERIALS TOTAL    53,155,847

TELECOMMUNICATION SERVICES - 0.7%
------------------------------------------        -----------------------------------------------------------------------------
Diversified Telecommunication Services - 0.4%     North Pittsburgh Systems, Inc.                          102,813     2,061,401
                                                                     Diversified Telecommunication Services Total     2,061,401
                                                  -----------------------------------------------------------------------------
Wireless Telecommunication Services - 0.3%        Price Communications Corp. (a)                          132,580     1,956,881
                                                                        Wireless Telecommunication Services Total     1,956,881
                                                                                                                    -----------
                                                                                 TELECOMMUNICATION SERVICES TOTAL     4,018,282



See notes to investment portfolio.

12


--------------------------------------------------------------------------------
June 30, 2004
                                                   Columbia Small Cap Value Fund

Common Stocks - (continued)
UTILITIES - 3.7%
                                                                                                          Shares      Value ($)
-------------------------------------------------------------------------------------------------------------------------------
                 Electric Utilities - 3.0%        Central Vermont Public Service Corp.                    145,400     2,979,246
                                                  CH Energy Group, Inc.                                    97,600     4,532,544
                                                  El Paso Electric Co. (a)                                165,100     2,549,144
                                                  Maine & Maritimes Corp.                                  31,600     1,011,200
                                                  MGE Energy, Inc.                                         57,386     1,872,505
                                                  Otter Tail Corp.                                         83,500     2,242,810
                                                  Puget Energy, Inc.                                      141,700     3,104,647
                                                                                         Electric Utilities Total    18,292,096
                                                  -----------------------------------------------------------------------------
                      Gas Utilities - 0.7%        Cascade Natural Gas Corp.                                62,800     1,385,996
                                                  Northwest Natural Gas Co.                                46,800     1,427,400
                                                  WGL Holdings, Inc.                                       50,100     1,438,872
                                                                                              Gas Utilities Total     4,252,268
                                                                                                                    -----------
                                                                                                  UTILITIES TOTAL    22,544,364
                                                                                                                    -----------
                                                  TOTAL COMMON STOCKS (Cost of $461,988,596)                        606,019,449

Short-Term Obligation - 0.3%                                                                              Par ($)
------------------------------------------        -----------------------------------------------------------------------------
                                                  Repurchase agreement with State Street Bank & Trust
                                                  Co., dated 06/30/04, due 07/01/04 at 1.170%,
                                                  collateralized by a U.S. Treasury Bond maturing
                                                  11/15/22, market value $1,961,575 (repurchase
                                                  proceeds $1,919,062) (Cost of $1,919,000)             1,919,000     1,919,000


                                                  Total Investments - 99.7%
                                                  (Cost of $463,907,596)(b)                                         607,938,449

                                                  Other Assets & Liabilities, Net - 0.3%                              1,908,732

                                                  Net Assets - 100.0%                                               609,847,181




NOTES TO INVESTMENT PORTFOLIO:

(a)Non-income producing security.
(b)Cost for federal income tax purposes is $465,993,819.

   ACRONYM                   NAME

   ADR            American Depositary Receipt
   REIT          Real Estate Investment Trust

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
June 30, 2004
                                                   Columbia Small Cap Value Fund


                                                                                                                            ($)
------------------------------------------        -----------------------------------------------------------------------------
                                    Assets        Investments, at cost                                              463,907,596
                                                                                                                    -----------
                                                  Investments, at value                                             607,938,449
                                                  Cash                                                                       94
                                                  Receivable for:
                                                    Investments sold                                                  7,877,158
                                                    Fund shares sold                                                  3,417,370
                                                    Interest                                                                 62
                                                    Dividends                                                           533,934
                                                  Expense reimbursement due from Investment Advisor                      74,106
                                                  Deferred Trustees' compensation plan                                   23,690
                                                                                                                    -----------
                                                                                                     Total Assets   619,864,863
                                                  -----------------------------------------------------------------------------
                               Liabilities        Payable for:
                                                    Investments purchased                                             7,821,191
                                                    Fund shares repurchased                                             979,207
                                                    Investment advisory fee                                             396,961
                                                    Transfer agent fee                                                  373,739
                                                    Pricing and bookkeeping fees                                         31,137
                                                    Trustees' fees                                                          658
                                                    Custody fee                                                           4,891
                                                    Distribution and service fees                                       258,867
                                                  Deferred Trustees' fees                                                23,690
                                                  Other liabilities                                                     127,341
                                                                                                                    -----------
                                                                                                Total Liabilities    10,017,682

                                                                                                       Net Assets   609,847,181
                                                  -----------------------------------------------------------------------------
                 Composition of Net Assets        Paid-in capital                                                   429,662,532
                                                  Accumulated net investment loss                                      (26,781)
                                                  Accumulated net realized gain                                      36,180,577
                                                  Net unrealized appreciation on investments                        144,030,853

                                                                                                       Net Assets   609,847,181
                                                  -----------------------------------------------------------------------------
                                   Class A        Net assets                                                        292,364,580
                                                  Shares outstanding                                                  6,933,226
                                                  Net asset value per share                                            42.17(a)
                                                  Maximum offering price per share ($42.17/0.9425)                     44.74(b)
                                                  -----------------------------------------------------------------------------
                                   Class B        Net assets                                                        213,158,603
                                                  Shares outstanding                                                  5,669,071
                                                  Net asset value and offering price per share                         37.60(a)
                                                  -----------------------------------------------------------------------------
                                   Class C        Net assets                                                         38,797,616
                                                  Shares outstanding                                                    993,438
                                                  Net asset value and offering price per share                         39.05(a)
                                                  -----------------------------------------------------------------------------
                                   Class Z        Net assets                                                         65,526,382
                                                  Shares outstanding                                                  1,509,546
                                                  Net asset value, offering and redemption price per share                43.41


(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)On sales of $50,000 or more the offering price is reduced.

See notes to financial statements.


STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended June 30, 2004
                                                   Columbia Small Cap Value Fund

                                                                                                                            ($)
------------------------------------------        -----------------------------------------------------------------------------
                         Investment Income        Dividends                                                          8,536,207
                                                  Interest                                                              48,028
                                                                                                                    ----------
                                                  Total Investment Income (net of foreign taxes withheld of  $9,016) 8,584,235

                                                  ----------------------------------------------------------------------------
                                  Expenses        Investment advisory fee                                            4,155,248
                                                  Distribution fee:
                                                    Class B                                                          1,569,351
                                                    Class C                                                            239,723
                                                  Service fee:
                                                    Class A                                                            595,682
                                                    Class B                                                            523,117
                                                    Class C                                                             79,908
                                                  Transfer agent fee                                                 1,487,741
                                                  Pricing and bookkeeping fees                                         156,577
                                                  Trustees' fees                                                        17,498
                                                  Custody fee                                                           47,290
                                                  Non-recurring costs (See Note 7)                                      24,997
                                                  Other expenses                                                       346,230
                                                                                                                    ----------
                                                   Total Expenses                                                    9,243,362
                                                  Fees and expenses waived or reimbursed by Investment Advisor        (73,797)
                                                  Non-recurring costs assumed by Investment Advisor (See Note 7)      (24,997)
                                                  Custody earnings credit                                              (1,061)
                                                                                                                    ----------
                                                   Net Expenses                                                      9,143,507
                                                                                                                    ----------
                                                  Net Investment Loss                                                (559,272)

                                                  ----------------------------------------------------------------------------
               Net Realized and Unrealized        Net realized gain (loss) on:
                Gain (Loss) on Investments          Investments                                                     67,072,716
                      and Foreign Currency          Foreign currency transactions                                      (3,130)
                                                                                                                    ----------
                                                  Net realized gain                                                 67,069,586
                                                  Net change in unrealized
                                                  appreciation/depreciation on:

                                                    Investments                                                     93,910,207
                                                    Foreign currency translations                                           15
                                                                                                                    ----------
                                                   Net change in unrealized appreciation/depreciation               93,910,222
                                                                                                                    ----------
                                                  Net Gain                                                         160,979,808
                                                                                                                   -----------
                                                  Net Increase in Net Assets from Operations                       160,420,536

See notes to financial statements.


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                   Columbia Small Cap Value Fund

                                                                                                           Year Ended June 30,
                                                                                                      -------------------------
Increase (Decrease) in Net Assets:                                                                        2004($)       2003($)
------------------------------------------        -----------------------------------------------------------------------------
                                Operations        Net investment loss                                   (559,272)   (1,339,540)
                                                  Net realized gain (loss) on investments
                                                  and foreign currency transactions                    67,069,586  (11,163,115)
                                                  Net change in unrealized appreciation on investments
                                                  and foreign currency translations                    93,910,222     3,793,153
                                                                                                      -------------------------
                                                   Net Increase (Decrease) from Operations            160,420,536   (8,709,502)
                                                  -----------------------------------------------------------------------------
    Distributions Declared to Shareholders        From net realized gains:
                                                    Class A                                           (7,140,239)  (17,262,144)
                                                    Class B                                           (6,385,740)  (28,475,602)
                                                    Class C                                             (920,797)   (3,407,918)
                                                    Class I                                                  (77)            --
                                                    Class Z                                           (1,339,466)      (31,120)
                                                  Return of capital:
                                                    Class A                                                    --     (441,172)
                                                    Class B                                                    --     (727,756)
                                                    Class C                                                    --      (87,097)
                                                    Class Z                                                    --         (795)
                                                                                                      -------------------------
                                                  Total Distributions Declared to Shareholders       (15,786,319)  (50,433,604)
                                                  -----------------------------------------------------------------------------
                        Share Transactions        Class A:
                                                    Subscriptions                                     101,767,098    92,368,303
                                                    Proceeds received in connection with merger                --    25,103,297
                                                    Distributions reinvested                            6,411,053    14,993,575
                                                    Redemptions                                      (63,618,296)  (77,460,669)
                                                                                                      -------------------------
                                                      Net Increase                                     44,559,855    55,004,506
                                                  Class B:
                                                    Subscriptions                                      22,762,819    22,179,249
                                                    Proceeds received in connection with merger                --       112,583
                                                    Distributions reinvested                            5,644,770    25,322,455
                                                    Redemptions                                      (62,684,239)  (50,728,910)
                                                                                                      -------------------------
                                                      Net Decrease                                   (34,276,650)   (3,114,623)
                                                  Class C:
                                                    Subscriptions                                      11,127,187     7,973,792
                                                    Proceeds received in connection with merger                --        15,456
                                                    Distributions reinvested                              752,490     2,749,843
                                                    Redemptions                                       (6,986,805)   (7,852,369)
                                                                                                      -------------------------
                                                      Net Increase                                      4,892,872     2,886,722
                                                  Class I:
                                                    Subscriptions                                           1,050         1,000
                                                    Proceeds received in connection with merger                --     1,408,563
                                                    Distributions reinvested                                   77            --
                                                    Redemptions                                           (2,664)   (1,358,005)
                                                                                                      -------------------------
                                                      Net Increase (Decrease)                             (1,537)        51,558
                                                  Class Z:
                                                    Subscriptions                                      56,563,959    27,400,365
                                                    Proceeds received in connection with merger                --           720
                                                    Distributions reinvested                              693,082        31,915
                                                    Redemptions                                      (14,611,150)  (16,882,639)
                                                                                                      -------------------------
                                                      Net Increase                                     42,645,891    10,550,361

                                                  Net Increase from Share Transactions                 57,820,431    65,378,524
                                                                                                      -------------------------
                                                  Total Increase in Net Assets                        202,454,648     6,235,418
                                                  -----------------------------------------------------------------------------

See notes to financial statements.


                                                                                                           Year Ended June 30,
                                                                                                      -------------------------
                                                                                                          2004($)       2003($)
------------------------------------------        -----------------------------------------------------------------------------
                                Net Assets        Beginning of period                                 407,392,533   401,157,115
                                                  End of period (including accumulated
                                                  net investment loss and undistributed
                                                  net investment income of $(26,781)
                                                  and $210,896, respectively)                        $609,847,181  $407,392,533
                                                  -----------------------------------------------------------------------------
                         Changes in Shares        Class A:
                                                    Subscriptions                                       2,683,022     3,154,270
                                                    Issued in connection with merger                           --       902,337
                                                    Issued for distributions reinvested                   171,190       550,829
                                                    Redemptions                                       (1,699,383)   (2,626,500)
                                                                                                      -------------------------
                                                      Net Increase                                      1,154,829     1,980,936
                                                  Class B:
                                                    Subscriptions                                         661,962       826,123
                                                    Issued in connection with merger                           --         4,484
                                                    Issued for distributions reinvested                   168,350     1,030,619
                                                    Redemptions                                       (1,841,257)   (1,894,962)
                                                                                                      -------------------------
                                                      Net Decrease                                    (1,010,945)      (33,736)
                                                  Class C:
                                                    Subscriptions                                         308,746       279,298
                                                    Issued in connection with merger                           --           594
                                                    Issued for distributions reinvested                    21,611       107,881
                                                    Redemptions                                         (198,317)     (277,391)
                                                                                                      -------------------------
                                                      Net Increase                                        132,040       110,382
                                                  Class I:
                                                    Subscriptions                                              26            36
                                                    Issued in connection with merger                           --        49,371
                                                    Issued for distributions reinvested                         2            --
                                                    Redemptions                                              (64)      (49,371)
                                                                                                      -------------------------
                                                      Net Increase (Decrease)                                (36)            36
                                                  Class Z:
                                                    Subscriptions                                       1,477,519       998,716
                                                    Issued in connection with merger                           --            25
                                                    Issued for distributions reinvested                    18,002         1,145
                                                    Redemptions                                         (375,458)     (617,673)
                                                                                                      -------------------------
                                                      Net Increase                                      1,120,063       382,213

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
June 30, 2004
                                                   Columbia Small Cap Value Fund

Note 1. Organization

Columbia Small Cap Value Fund (the "Fund"), a series of Columbia Funds Trust VI (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Goal

The Fund seeks long-term growth by investing primarily in smaller capitalization equity securities.

Fund Shares

The Fund may issue an unlimited number of shares and offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own sales charge and expense structure. Effective January 30, 2004, the Class I shares of the Fund were liquidated.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") on shares sold within eighteen months of the time of purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares in a certain number of years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

Effective October 13, 2003, the Fund changed its name from Liberty Small Cap Value Fund to Columbia Small Cap Value Fund. Also on that date, the Trust changed its name from Liberty Funds Trust VI to Columbia Funds Trust VI.

Note 2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the

--------------------------------------------------------------------------------
June 30, 2004
                                                   Columbia Small Cap Value Fund

value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such, net of non-reclaimable tax withholdings. Awards from class action litigation are recorded as a reduction of cost if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities the proceeds are recorded as realized gains.

The Fund estimates components of distributions from Real Estate Investment Trusts ("REITs"). Distributions received in excess of income are recorded as a reduction of the cost of the related investments.

Effective January 1, 2004, the Fund adopted the policy to reduce cost of investments for financial statement purposes by the distributions received in excess of income from REITs. The cumulative effect of this accounting change did not impact total net assets of the Fund, but resulted in reclassifications as follows:

                                 Increase in Accumulated
          Decrease in Cost         Net Investment Loss
---------------------------------------------------------
               $499,138                 $499,138



The effect of this change for the year ended June 30, 2004 is as follows:

     Increase in          Decrease in           Increase in
     Unrealized          Net Investment            Net
    Appreciation             Income            Realized Gain
----------------------------------------------------------------
      $138,511              $206,100              $67,589

Foreign Currency Transactions

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions to shareholders are recorded on ex-date. Net realized capital gains, if any, are distributed at least annually.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended June 30, 2004, permanent differences resulting primarily from differing treatments for foreign currency transactions, capital loss carryforwards, REIT adjustments and net

--------------------------------------------------------------------------------
June 30, 2004
                                                   Columbia Small Cap Value Fund

For the year ended June 30, 2004, permanent differences resulting primarily from differing treatments for foreign currency transactions, capital loss carryforwards, REIT adjustments and net operating losses were identified and reclassified among the components of the Fund's net assets as follows:

     Accumulated           Accumulated
   Net Investment         Net Realized            Paid-In
        Loss                  Gain                Capital
--------------------------------------------------------------
      $820,733            $(1,239,766)           $419,033



Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions paid during the years ended June 30, 2004 and June 30, 2003 was as follows:

                             June 30, 2004   June 30, 2003
----------------------------------------------------------
 Distributions paid from:
----------------------------------------------------------
    Ordinary Income *          $ 9,100,819             $--
----------------------------------------------------------
    Long-Term Capital Gains      6,685,500      49,176,784
----------------------------------------------------------
    Tax Return of Capital               --       1,256,820
----------------------------------------------------------
                               $15,786,319     $50,433,604
----------------------------------------------------------

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

As of July 31, 2004, the components of distributable earnings on a tax basis were as follows:

    Undistributed         Undistributed       Net Unrealized
      Ordinary             Long-term           Appreciation
       Income             Capital Gains       (Depreciation)*
-------------------------------------------------------------
     $22,954,895           $25,179,472         $141,944,630

* The differences between book-basis and tax-basis net unrealized appreciation/depreciation are primarily due to deferral of losses from wash sales and REIT adjustments.

Unrealized appreciation and depreciation at June 30, 2004, based on cost of investments for federal income tax purposes was:

    Unrealized appreciation                   $153,059,214
-----------------------------------------------------------
    Unrealized depreciation                    (11,114,584)
-----------------------------------------------------------
      Net unrealized appreciation             $141,944,630
-----------------------------------------------------------




The following capital loss carryforwards may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

               Year of                Capital Loss
             Expiration               Carryforward
-----------------------------------------------------
                2005                  $ 1,233,446
-----------------------------------------------------
                2006                    1,233,446
-----------------------------------------------------
                2007                    1,233,446
-----------------------------------------------------
                2009                    2,466,892
-----------------------------------------------------
                2012                    3,700,337
-----------------------------------------------------
                                       $9,867,567
-----------------------------------------------------

Any capital loss carryforwards acquired as part of a merger that are permanently lost due to provisions under the Internal Revenue Code are included as being expired. Expired capital loss carryforwards are recorded as a reduction of paid-in capital.

Note 4. Fees and Compensation Paid to Affiliates

Columbia Management Advisors, Inc. ("Columbia") is the investment advisor to the Fund. Prior to April 1, 2004, Columbia was an indirect, wholly owned subsidiary of FleetBoston Financial Corporation ("FleetBoston"). Effective April 1, 2004, FleetBoston, including the Fund's investment advisor, transfer agent and distributor, was acquired by Bank of America Corporation ("BOA"). The acquisition did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

Investment Advisory Fee

Columbia provides administrative and other services to the Fund in addition to investment advisory services. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets as follows:

      Average Daily Net Assets       Annual Fee Rate
-----------------------------------------------------
         First $500 million               0.80%
-----------------------------------------------------
          Next $500 million               0.75%
-----------------------------------------------------
           Over $1 billion                0.70%
-----------------------------------------------------

--------------------------------------------------------------------------------
June 30, 2004
                                                   Columbia Small Cap Value Fund

Prior to November 1, 2003, Columbia was entitled to receive a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

      Average Daily Net Assets       Annual Fee Rate
-----------------------------------------------------
          First $1 billion                0.80%
-----------------------------------------------------
           Over $1 billion                0.75%
-----------------------------------------------------


For the year ended June 30, 2004, the Fund's effective investment advisory fee rate was 0.80%.

Pricing and Bookkeeping Fees

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, Columbia pays the total fees received to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average daily net assets of the Fund for that month. The Fund also pays additional fees for pricing services based on the number of securities held by the Fund. For the year ended June 30, 2004, the Fund's effective pricing and bookkeeping fee rate was 0.030%.

Transfer Agent Fee

Columbia Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services to the Fund. For such services, the Transfer Agent receives an annual fee by class of $28.00 per open account. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Prior to November 1, 2003, the Transfer Agent was entitled to receive a monthly transfer agent fee at the annual rate of 0.06% of the average daily net assets attributable to Class A, Class B, Class C and Class Z shares of the Fund, and 0.025% of the average daily net assets attributable to Class I shares of the Fund. The Transfer Agent also received flat-rate charges based on the number of shareholder accounts and transactions. In addition, the Transfer Agent was entitled to receive reimbursement for certain out-of-pocket expenses.

For the year ended June 30, 2004, the Fund's effective transfer agent fee rate, inclusive of out-of-pocket expenses, was 0.28%.

Effective October 13, 2003, Liberty Funds Services, Inc. was renamed Columbia Funds Services, Inc.

Underwriting Discounts, Service and Distribution Fees

Columbia Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the principal underwriter of the Fund. For the year ended June 30, 2004, the Distributor has retained net underwriting discounts of $78,566 on sales of the Fund's Class A shares and received CDSC of $9,492, $262,846 and $3,681 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") which requires the payment of a monthly service fee to the Distributor at the annual rate of 0.25% of the average daily net assets of the Fund attributable to Class A, Class B and Class C shares. The Plan also requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Effective October 13, 2003, Liberty Funds Distributor, Inc. was renamed Columbia Funds Distributor, Inc.

Fee Waivers

Columbia has voluntarily agreed to reimburse the Fund for certain expenses so that total expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.25% annually of the Fund's average daily net assets. Columbia, at its discretion, may revise or discontinue this arrangement any time.

Prior to November 1, 2003, Columbia voluntarily reimbursed the Fund for certain expenses so that total expenses (exclusive of distribution, service and transfer agent fees, brokerage commissions, interest,

--------------------------------------------------------------------------------
June 30, 2004
                                                   Columbia Small Cap Value Fund

taxes and extraordinary expenses, if any) would not exceed 1.00% annually of the Fund's average daily net assets. Columbia also voluntarily reimbursed the Fund so that Class A, Class B, Class C and Class Z transfer agent fees (exclusive of out-of-pocket expenses) did not exceed 0.25% annually of each class's average daily net assets.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees

The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other

Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the year ended June 30, 2004, the Fund paid $2,026 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

Note 5. Purchases and Sales of Securities

For the year ended June 30, 2004, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $284,249,047 and $238,564,945, respectively.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 credit facility, which is used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to the Fund based on its borrowings. In addition, the Fund has agreed to pay commitment fees on its pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations. For the year ended June 30, 2004, the Fund did not borrow under this arrangement.

Note 7. Disclosure of Significant Risks
and Contingencies

Industry Focus

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Legal Proceedings

Columbia, the Distributor, and certain of their affiliates (collectively, "The Columbia Group") have received information requests and subpoenas from various regulatory and law enforcement authorities in connection with their investigations of late trading and market timing in mutual funds, as well as other industry wide issues. The Columbia Group has not uncovered any instances where Columbia or the Distributor were knowingly involved in late trading of mutual fund shares.

On February 24, 2004, the Securities and Exchange Commission ("SEC") filed a civil complaint in the United States District Court for the District of Massachusetts against Columbia and the Distributor, alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual fund shares. Also on February 24, 2004, the New York Attorney General ("NYAG") filed a civil complaint in New York Supreme Court, County of New York against Columbia and the Distributor alleging that Columbia and the Distributor had violated certain New York anti-fraud statutes. If either Columbia or the Distributor is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor or distributor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could prevent Columbia, the Distributor or any company that is an affiliated person of Columbia and the Distributor from serving as an investment advisor or distributor for any registered investment company, including your fund. Your fund has been informed by Columbia and the Distributor that, if these results occur, they will seek exemptive relief from the SEC to permit them to

--------------------------------------------------------------------------------
June 30, 2004
                                                   Columbia Small Cap Value Fund

continue to serve as your fund's investment advisor and distributor. There is no assurance that such exemptive relief will be granted. On March 15, 2004, Columbia and the Distributor entered into agreements in principle with the SEC Division of Enforcement and NYAG in settlement of the charges. Under the agreements, Columbia and the Distributor agreed, among other things, to the following conditions: payment of $70 million in disgorgement; payment of $70 million in civil penalties; an order requiring Columbia and the Distributor to cease and desist from violations of the antifraud provisions and other provisions of the federal securities laws; governance changes designed to maintain the independence of the mutual fund boards of trustees and ensure compliance with securities laws and their fiduciary duties; and retention of an independent consultant to review Columbia's and the Distributor's compliance policies and procedures. The agreement requires the final approval of the SEC. In a separate agreement with the NYAG, the Columbia Group has agreed to reduce mutual fund fees by $80 million over a five-year period.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

In connection with the events described in detail above, various parties have filed suit against certain funds, their Boards and/or FleetBoston (and affiliated entities). These suits and certain regulatory investigations are ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

For the year ended June 30, 2004, Columbia has assumed $24,997 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

8. Business Combinations and Mergers

Fund Mergers

As of the end of business on November 1, 2002, the Liberty Contrarian Small-Cap Fund merged into the Fund as follows:

            Shares        Net Assets    Unrealized
            Issued         Received    Depreciation1
--------------------------------------------------------
            956,811       $26,640,619  $(11,030,471)


                         Net Assets of
                      Liberty Contrarian
          Net Assets    Small-Cap Fund  Net Assets
          of the Fund     Immediately   of the Fund
           Prior to        Prior to  Immediately After
          Combination     Combination   Combination
----------------------------------------------------------
         $333,518,938     $26,640,619  $360,159,557

1 Unrealized depreciation is included in the Net Assets Received amount above.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                   Columbia Small Cap Value Fund

Selected data for a share outstanding throughout each period is as follows:

                                                                              Year Ended June 30,
Class A Shares                                       2004              2003             2002              2001              2000
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $31.39            $37.54           $37.49            $32.56            $30.36
---------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income (loss) (a)                      0.08              0.02            (0.20)            (0.06)            (0.10)
Net realized and unrealized gain (loss)
on investments and foreign currency                  11.88             (1.54)            2.42              6.38              2.30
                                                    --------          --------         --------         --------         --------
Total from Investment Operations                     11.96             (1.52)            2.22              6.32              2.20
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net realized gains                              (1.18)            (4.51)           (2.17)            (1.39)               --
Return of capital                                       --             (0.12)              --                --                --
                                                    --------          --------         --------         --------         --------
Total Distributions Declared
to Shareholders                                      (1.18)            (4.63)           (2.17)            (1.39)               --
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $42.17            $31.39           $37.54            $37.49            $32.56
Total return (b)                                     38.58%(c)         (2.16)%(c)        6.43%            19.86%             7.25%
---------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
Operating expenses (d)                                1.42%             1.54%            1.57%             1.58%             1.49%
Interest expense                                        --                --%(e)           --                --                --
Net investment income (loss) (d)                      0.22%             0.07%           (0.55)%           (0.18)%           (0.33)%
Waiver/reimbursement                                  0.01%             0.12%              --                --                --
Portfolio turnover rate                                 46%              118%              77%               29%               77%
Net assets, end of period (000's)                 $292,365          $181,377         $142,551          $137,042          $138,969


(a)Per share data was calculated using average shares outstanding during the period.
(b)Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c)Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(e)Rounds to less than 0.01%.

--------------------------------------------------------------------------------
                                                   Columbia Small Cap Value Fund

Selected data for a share outstanding throughout each period is as follows:

                                                                              Year Ended June 30,
Class B Shares                                       2004              2003             2002              2001              2000
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $28.18            $34.50           $34.88            $30.64            $28.78
---------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment loss (a)                              (0.18)            (0.19)           (0.44)            (0.31)            (0.31)
Net realized and unrealized gain (loss)
on investments and foreign currency                  10.64             (1.50)            2.23              5.94              2.17
                                                    --------          --------         --------         --------         --------
Total from Investment Operations                     10.46             (1.69)            1.79              5.63              1.86
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net realized gains                              (1.04)            (4.51)           (2.17)            (1.39)               --
Return of capital                                       --             (0.12)              --                --                --
                                                    --------          --------         --------         --------         --------
Total Distributions Declared
to Shareholders                                      (1.04)            (4.63)           (2.17)            (1.39)               --
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $37.60            $28.18           $34.50            $34.88            $30.64
Total return (b)                                     37.58%(c)         (2.93)%(c)        5.65%            18.83%             6.46%
---------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
Operating expenses (d)                                2.17%             2.30%            2.32%             2.33%             2.24%
Interest expense                                        --                --%(e)           --                --                --
Net investment loss (d)                              (0.53)%           (0.71)%          (1.30)%           (0.93)%           (1.08)%
Waiver/reimbursement                                  0.01%             0.09%              --                --                --
Portfolio turnover rate                                 46%              118%              77%               29%               77%
Net assets, end of period (000's)                 $213,159          $188,270         $231,602          $240,252          $238,607


(a)Per share data was calculated using average shares outstanding during the period.
(b)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(c)Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(e)Rounds to less than 0.01%.

--------------------------------------------------------------------------------
                                                   Columbia Small Cap Value Fund

Selected data for a share outstanding throughout each period is as follows:

                                                                              Year Ended June 30,
Class C Shares                                      2004              2003             2002              2001              2000
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $29.24            $35.59           $35.91            $31.50            $29.59
---------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment loss (a)                              (0.19)            (0.19)           (0.45)            (0.31)            (0.32)
Net realized and unrealized gain (loss)
on investments and foreign currency                  11.04             (1.53)            2.30              6.11              2.23
                                                    --------          --------         --------         --------         --------
Total from Investment Operations                     10.85             (1.72)            1.85              5.80              1.91
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net realized gains                              (1.04)            (4.51)           (2.17)            (1.39)               --
Return of capital                                       --             (0.12)              --                --                --
                                                    --------          --------         --------         --------         --------
Total Distributions Declared
to Shareholders                                      (1.04)            (4.63)           (2.17)            (1.39)               --
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $39.05            $29.24           $35.59            $35.91            $31.50
Total return (b)                                     37.56%(c)         (2.92)%(c)        5.66%            18.85%             6.45%
---------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
Operating expenses (d)                                2.17%             2.30%            2.32%             2.33%             2.24%
Interest expense                                        --                --%(e)           --                --                --
Net investment loss (d)                              (0.53)%           (0.71)%          (1.30)%           (0.93)%           (1.08)%
Waiver/reimbursement                                  0.01%             0.10%              --                --                --
Portfolio turnover rate                                 46%              118%              77%               29%               77%
Net assets, end of period (000's)                  $38,798           $25,186          $26,726           $27,886           $27,400


(a)Per share data was calculated using average shares outstanding during the period.
(b)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(c)Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(e)Rounds to less than 0.01%.

--------------------------------------------------------------------------------
                                                   Columbia Small Cap Value Fund

Selected data for a share outstanding throughout each period is as follows:

                                                                              Year Ended June 30,
Class Z Shares                                      2004              2003             2002              2001              2000
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $32.24            $38.28           $38.09            $33.01            $30.70
---------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income (loss) (a)                      0.21              0.24            (0.12)             0.02             (0.02)
Net realized and unrealized gain (loss)
on investments and foreign currency                  12.19             (1.65)            2.48              6.45              2.33
                                                    --------          --------         --------         --------         --------
Total from Investment Operations                     12.40             (1.41)            2.36              6.47              2.31
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net realized gains                              (1.23)            (4.51)           (2.17)            (1.39)               --
Return of capital                                       --             (0.12)              --                --                --
                                                    --------          --------         --------         --------         --------
Total Distributions Declared
to Shareholders                                      (1.23)            (4.63)           (2.17)            (1.39)               --
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $43.41            $32.24           $38.28            $38.09            $33.01
Total return (b)                                     38.94%(c)         (1.79)%(c)        6.71%            20.05%             7.52%
---------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
Operating expenses (d)                                1.17%             1.25%            1.32%             1.33%             1.24%
Interest expense                                        --                --%(e)           --                --                --
Net investment income (loss) (d)                      0.52%             0.82%           (0.30)%            0.07%            (0.08)%
Waiver/reimbursement                                  0.01%             0.38%              --                --                --
Portfolio turnover rate                                 46%              118%              77%               29%               77%
Net assets, end of period (000's)                  $65,526           $12,558             $278               $21           $11,431


(a)Per share data was calculated using average shares outstanding during the period.
(b)Total return at net asset value assuming all distributions reinvested.
(c)Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(e)Rounds to less than 0.01%.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
                                                   Columbia Small Cap Value Fund

To the Trustees of Columbia Funds Trust VI and the Shareholders of Columbia Small Cap
Value Fund


In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Columbia Small Cap Value Fund (the "Fund") (formerly Liberty Small-Cap Value Fund) (a series of Columbia Funds Trust VI, formerly Liberty Funds Trust VI) at June 30, 2004, and the results of its operations, the changes in its net assets and its financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
August 17, 2004

UNAUDITED INFORMATION
--------------------------------------------------------------------------------
                                                   Columbia Small Cap Value Fund

For the fiscal year ended June 30, 2004, the Fund designates long-term capital gains of $31,864,972.

22.79% of the ordinary income distributed by the Fund, for the fiscal year ended June 30, 2004, qualifies for the corporate dividends received deduction.

For non-corporate shareholders, 22.73% of income distributed by the Fund for the fiscal year ended June 30, 2004 represent qualified dividend income subject to the 15% income tax rate category.

TRUSTEES
--------------------------------------------------------------------------------
                                                   Columbia Small Cap Value Fund

Effective October 8, 2003, Patrick J. Simpson and Richard L. Woolworth were appointed to the Board of Trustees of the Fund. Messrs. Simpson and Woolworth had been directors of 15 Columbia Funds and 20 funds in the CMG Fund Trust. Also effective October 8, 2003, the incumbent trustees of the Fund were elected as directors of the 15 Columbia Funds and as trustees of the 20 funds in the CMG Fund Trust. The new combined Board of Trustees/Directors of the Fund now oversees 118 funds in the Columbia Funds Complex (including the former Liberty Funds, former Stein Roe Funds, Columbia Funds and CMG Funds). Several of these trustees/directors also serve on the Boards of other funds in the Columbia Funds Complex.

The Trustees/Directors serve terms of indefinite duration. The names, addresses and ages of the Trustees/Directors and officers of the Funds in the Columbia Funds complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee/Director and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.




Name, address and age, Position with funds,   Principal occupation(s) during past five years, Number of portfolios in Columbia Funds
Year first elected or appointed to office(1)  complex overseen by trustee/director, Other directorships held

DISINTERESTED TRUSTEES

DOUGLAS A. HACKER (age 48)                    Executive Vice President-Strategy of United Airlines (airline) since December 2002
P.O. Box 66100                                (formerly President of UAL Loyalty Services (airline) from September 2001 to December
Chicago, IL 60666                             2002; Executive Vice President and Chief Financial Officer of United Airlines from
Trustee (since 1996)                          July 1999 to September 2001). Oversees 118, Orbitz (online travel company)

                                              --------------------------------------------------------------------------------------
JANET LANGFORD KELLY (age 46)                 Private Investor since March 2004 (formerly Chief Administrative Officer and Senior
9534 W. Gull Lake Drive                       Vice President, Kmart Holding Corporation (consumer goods) from September 2003 to
Richland, MI 49083-8530                       March 2004; Executive Vice President- Corporate Development and Administration,
Trustee (since 1996)                          General Counsel and Secretary, Kellogg Company (food manufacturer), from September
                                              1999 to August 2003; Senior Vice President, Secretary and General Counsel, Sara Lee
                                              Corporation (branded, packaged, consumer-products manufacturer) from January 1995 to
                                              September 1999). Oversees 118, None

                                              --------------------------------------------------------------------------------------
RICHARD W. LOWRY (age 68)                     Private Investor since August 1987 (formerly Chairman and Chief Executive Officer,
10701 Charleston Drive                        U.S. Plywood Corporation (building products manufacturer)). Oversees 1203, None
Vero Beach, FL 32963
Trustee (since 1995)

                                              --------------------------------------------------------------------------------------
CHARLES R. NELSON (age 62)                    Professor of Economics, University of Washington, since January 1976; Ford and Louisa
Department of Economics                       Van Voorhis Professor of Political Economy, University of Washington, since September
University of Washington                      1993; (formerly Director, Institute for Economic Research, University of Washington
Seattle, WA 98195                             from September 2001 to June 2003) Adjunct Professor of Statistics, University of
Trustee (since 1981)                          Washington, since September 1980; Associate Editor, Journal of Money Credit and
                                              Banking, since September 1993; consultant on econometric and statistical matters.
                                              Oversees 118, None

                                              --------------------------------------------------------------------------------------
JOHN J. NEUHAUSER (age 61)                    Academic Vice President and Dean of Faculties since August 1999, Boston College
84 College Road                               (formerly Dean, Boston College School of Management from September 1977 to September
Chestnut Hill, MA 02467-3838                  1999). Oversees 1213,4, Saucony, Inc. (athletic footwear and apparel)
Trustee (since 1985)

--------------------------------------------------------------------------------
                                                   Columbia Small Cap Value Fund


Name, address and age, Position with funds,   Principal occupation(s) during past five years, Number of portfolios in Columbia Funds
Year first elected or appointed to office(1)  complex overseen by trustee/director, Other directorships held

DISINTERESTED TRUSTEES

PATRICK J. SIMPSON (age 59)                   Partner, Perkins Coie L.L.P. (law firm). Oversees 118, None
1120 N.W.Couch Street
Tenth Floor
Portland, OR 97209-4128
Trustee (since 2000)

                                              --------------------------------------------------------------------------------------
THOMAS E. STITZEL (age 68)                    Business Consultant since 1999 (formerly Professor of Finance from 1975 to 1999,
2208 Tawny Woods Place                        College of Business, Boise State University); Chartered Financial Analyst.
Boise, ID 83706                               Oversees 118, None
Trustee (since 1998)

                                              --------------------------------------------------------------------------------------
THOMAS C. THEOBALD (age 67)                   Managing Director, William Blair Capital Partners (private equity investing) since
227 West Monroe Street,                       September 1994. Oversees 118, Anixter International (network support equipment
Suite 3500                                    distributor), Jones Lang LaSalle (real estate management services) and Ventas, Inc
Chicago, IL 60606                             (real estate investment trust)
Trustee and Chairman of the Board5
(since 1996)

                                              --------------------------------------------------------------------------------------
ANNE-LEE VERVILLE (age 59)                    Retired since 1997 (formerly General Manager, Global Education Industry, IBM
359 Stickney Hill Road                        Corporation (computer and technology) from 1994 to 1997). Oversees 1194, Chairman of
Hopkinton, NH 03229                           the Board of Directors, Enesco Group, Inc. (designer, importer and distributor of
Trustee (since 1998)                          giftware and collectibles)

                                              --------------------------------------------------------------------------------------
RICHARD L. WOOLWORTH (age 63)                 Retired since December 2003 (formerly Chairman and Chief Executive Officer, The
100 S.W. Market Street #1500                  Regence Group (regional health insurer); Chairman and Chief Executive Officer,
Portland, OR 97207                            BlueCross BlueShield of Oregon; Certified Public Accountant. Oversees 118, Northwest
Trustee (since 1991)                          Natural Gas Co. (natural gas service provider)
                                              --------------------------------------------------------------------------------------


INTERESTED TRUSTEES

WILLIAM E. MAYER2 (age 64)                    Managing Partner, Park Avenue Equity Partners (private equity) since February 1999
399 Park Avenue                               (formerly Founding Partner, Development Capital LLC from November 1996 to February
Suite 3204                                    1999). Oversees 1203, Lee Enterprises (print media), WR Hambrecht + Co. (financial
New York, NY 10022                            service provider), First Health (healthcare), Reader's Digest (publishing) and
Trustee (since 1994)                          OPENFIELD Solutions (retail industry technology provider)
                                              --------------------------------------------------------------------------------------

(1) In December 2000, the boards of each of the former Liberty Funds and former Stein Roe Funds were combined into one board of trustees responsible for the oversight of both fund groups (collectively, the "Liberty Board"). In October 2003, the trustees on the Liberty Board were elected to the boards of the Columbia Funds (the "Columbia Board") and of the CMG Fund Trust (the "CMG Funds Board"); simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors on the Columbia Board and trustees on the CMG Funds Board, were appointed to serve as trustees of the Liberty Board. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Columbia Funds complex.
(2) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co.
(3) Messrs. Lowry, Neuhauser and Mayer each also serve as a director/trustee of the All-Star Funds, currently consisting of 2 funds, which are advised by an affiliate of the Advisor.
(4) Mr. Neuhauser and Ms. Verville also serve as disinterested directors of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.
(5) Mr. Theobald was appointed as Chairman of the Board effective December 10, 2003.

OFFICERS
--------------------------------------------------------------------------------
                                                   Columbia Small Cap Value Fund

Name, address and age, Position with Columbia
Funds, Year first elected or appointed to office     Principal occupation(s) during past five years

VICKI L. BENJAMIN (Age 43)                           Chief Accounting Officer of the Columbia Funds and Liberty All-Star Funds since
One Financial Center                                 June 2001; Assistant Treasurer of Columbia Acorn and Wanger Funds since June
Boston, MA 02111                                     2004 (formerly Controller of the Columbia Funds and of the Liberty All-Star
Chief Accounting Officer (since 2001)                Funds from May 2002 to May 2004); Controller and Chief Accounting Officer of
                                                     the Galaxy Funds since September 2002 (formerly Vice President, Corporate
                                                     Audit, State Street Bank and Trust Company from May 1998 to April 2001).
                                                     -------------------------------------------------------------------------------
MICHAEL CLARKE (Age 34)                              Controller of the Columbia Funds and of the Liberty All-Star Funds since 2004;
One Financial Center                                 Assistant Treasurer of Columbia Acorn and Wanger Funds since June 2004
Boston, MA 02111                                     (formerly Assistant Treasurer of the Columbia Funds and of the Liberty All-Star
Controller (since 2004)                              Funds from June 2002 to May 2004; Vice President, Product Strategy &
                                                     Development of Liberty Funds Group from February 2001 to June 2002; Assistant
                                                     Treasurer of the Liberty Funds and of the Liberty All-Star Funds from August
                                                     1999 to February 2001; Audit Manager at Deloitte & Touche LLP from May 1997 to
                                                     August 1999).
                                                     -------------------------------------------------------------------------------
J. KEVIN CONNAUGHTON (Age 40)                        President of the Columbia Funds since February 27, 2004; Treasurer of the
One Financial Center                                 Columbia Funds and of the  Liberty All-Star Funds since December 2000; Vice
Boston, MA 02111                                     President of the Advisor since April 2003 (formerly Chief Accounting Officer
Treasurer (since 2000) and President (since 2004)    and Controller of the Liberty Funds and Liberty All-Star Funds from February
                                                     1998 to October 2000); Treasurer of the Galaxy Funds since September 2002;
                                                     Treasurer, Columbia Management Multi-Strategy Hedge Fund, LLC since December
                                                     2002 (formerly Vice President of Colonial from February 1998 to October 2000).
                                                     -------------------------------------------------------------------------------
DAVID A. ROZENSON (Age 50)                           Secretary of the Columbia Funds and of the Liberty All-Star Funds since
One Financial Center                                 December 2003; Senior Counsel, Bank of America Corporation (formerly
Boston, MA 02111                                     FleetBoston Financial Corporation) since January 1996; Associate Counsel,
Secretary (since 2003)                               Columbia Management Group since November 2002.

IMPORTANT INFORMATION ABOUT THIS REPORT
--------------------------------------------------------------------------------
                                                   Columbia Small Cap Value Fund

Transfer Agent
Columbia Funds Services, Inc.
P.O. Box 8081
Boston MA 02266-8081
800.345.6611

Distributor
Columbia Funds Distributor, Inc.
One Financial Center
Boston MA 02111

Investment Advisor
Columbia Management Advisors, Inc.
100 Federal Street
Boston MA 02110

Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
125 High Street
Boston MA 02110




The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Small Cap Value Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the funds and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that fund's use to determine how to vote proxies relating to their portfolio securities and a copy of the fund's voting record are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov and (iii) without charge, upon request, by calling 800-368-0346.

[eDELIVERY LOGO]

Help your fund reduce printing and postage costs! Elect to get your shareholder reports by electronic delivery. With Columbia's eDelivery program, you receive an e-mail message when your shareholder report becomes available online. If your fund account is registered with Columbia Funds, you can sign up quickly and easily on our website at www.columbiafunds.com.

Please note -- if you own your fund shares through a financial institution, contact the institution to see if it offers electronic delivery. If you own your fund shares through a retirement plan, electronic delivery may not be available to you.

Columbia Small Cap Value Fund ANNUAL REPORT, JUNE 30, 2004

                                                     PRSRT STD
                                                   U.S. POSTAGE
                                                       PAID
                                                   HOLLISTON, MA
                                                   PERMIT NO. 20

[LOGO]:
COLUMBIA FUNDS

A MEMBER OF COLUMBIA MANAGEMENT GROUP

[C]2004 Columbia Funds Distributor, Inc.
One Financial Center, Boston, MA 02111-2621
800.345.6611  www.columbiafunds.com



                                                769-02/218S-0604 (08/04) 04/1728

ITEM 2. CODE OF ETHICS.

     (a) The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

     (c) During the period covered by this report, there were not any waivers or implicit waivers to a provision of the code of ethics adopted in 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that Douglas A. Hacker, Thomas
E. Stitzel, Anne-Lee Verville and Richard L. Woolworth, each of whom are members of the registrant's Board of Trustees and Audit Committee, each qualify as an audit committee financial expert. Mr. Hacker, Mr. Stitzel, Ms. Verville and Mr. Woolworth are each independent trustees, as defined in paragraph (a)(2) of this item's instructions and collectively constitute the entire Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fee information below is disclosed in aggregate for the series of the registrant whose reports to stockholders are included in this annual filing.

(a) Aggregate Audit Fees billed by the principal accountant for professional services rendered during the fiscal years ended June 30, 2004 and June 30, 2003 are approximately as follows:

                              2004              2003
                              $22,800           $24,500

Audit Fees include amounts related to the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Aggregate Audit-Related Fees billed by the principal accountant for professional services rendered during the fiscal years ended June 30, 2004 and June 30, 2003 are approximately as follows:

                              2004              2003
                              $4,000            $11,500

Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported in Audit Fees above. In both fiscal years 2004 and 2003, Audit-Related Fees include certain agreed-upon procedures performed for semi-annual shareholder reports. Fiscal year 2003 also includes fees for agreed-upon procedures conducted during the conversion of the fund's accounting system, agreed-upon procedures relating to fund mergers and testing of other merger related information.

The "de minimis" exception under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X became effective on May 6, 2003. For the registrant, the percentage of Audit-Related services that were approved under the "de minimis" exception during the fiscal years ended June 30, 2004 and June 30, 2003 was zero.

The pre-approval requirements for services to the investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant under paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X became effective on May 6, 2003. During the fiscal years ended June 30, 2004 and June 30, 2003, there were no Audit-Related Fees that were approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

The percentage of Audit-Related fees required to be approved under paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X that were approved under the "de minimis" exception during the fiscal years ended June 30, 2004 and June 30, 2003 was zero.

(c) Aggregate Tax Fees billed by the principal accountant for professional services rendered during the fiscal years ended June 30, 2004 and June 30, 2003 are approximately as follows:

                              2004              2003
                              $4,900            $4,650

Tax Fees include amounts for professional services by the principal accountant for tax compliance, tax advice and tax planning. Tax Fees in both fiscal years 2004 and 2003 primarily consist of the review of annual tax returns, the review of calculations of required shareholder distributions and certain tax compliance testing.

The "de minimis" exception under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X became effective on May 6, 2003. For the registrant, the percentage of Tax Fees that were approved under the "de minimis" exception during the fiscal years ended June 30, 2004 and June 30, 2003 was zero.

The pre-approval requirements for services to the investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant under paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X became effective on May 6, 2003. During the fiscal years ended June 30, 2004 and June 30, 2003, there were no Tax Fees that were approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

The percentage of Tax fees required to be approved under paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X that were approved under the "de minimis" exception during the fiscal years ended June 30, 2004 and June 30, 2003 was zero.

(d) Aggregate All Other Fees billed by the principal accountant for professional services rendered during the fiscal years ended June 30, 2004 and June 30, 2003 are as follows:

                              2004              2003
                              $0                $0

All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in (a)-(c) above.

The "de minimis" exception under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X became effective on May 6, 2003. For the registrant, the percentage of All Other Fees that were approved under the "de minimis" exception during the fiscal years ended June 30, 2004 and June 30, 2003 was zero.

The pre-approval requirements for services to the investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant under paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X became effective on May 6, 2003. During the fiscal year ended June 30, 2004, All Other Fees that were approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were approximately $95,000. During the fiscal year ended June 30, 2003, All Other Fees that would have been subject to pre-approval had paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X been applicable at the time the services were provided, were approximately $95,000. For both fiscal years, All Other Fees relate to internal controls reviews of the registrant's transfer agent.

The percentage of All Other Fees required to be approved under paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X that were approved under the "de minimis" exception during the fiscal years ended June 30, 2004 and June 30, 2003 was zero.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES

I. GENERAL OVERVIEW

The Audit Committee of the registrant has adopted a formal policy (the "Policy") which sets forth the procedures and the conditions pursuant to which the Audit Committee will pre-approve (i) all audit and non-audit (including audit related, tax and all other) services provided by the registrant's independent auditor to the registrant and individual funds (collectively "Fund Services"), and (ii) all non-audit services provided by the registrant's independent auditor to the funds' adviser or a control affiliate of the adviser, that relate directly to the funds' operations and financial reporting (collectively "Fund-related Adviser Services"). A "control affiliate" is an entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the funds, and the term "adviser" is deemed to exclude any unaffiliated sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser. The adviser and control affiliates are collectively referred to as "Adviser Entities."

The Audit Committee uses a combination of specific (on a case-by-case basis as potential services are contemplated) and general (pre-determined list of permitted services) pre-approvals. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor.

The Policy does not delegate the Audit Committee's responsibilities to pre-approve services performed by the independent auditor to management.

II.  GENERAL PROCEDURES

On an annual basis, the Fund Treasurer and/or Director of Trustee Administration shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to general pre-approval.

These schedules will provide a description of each type of service that is subject to general pre-approval and, where possible, will provide estimated fees for each instance of providing each service. This general pre-approval and related fees (where provided) will generally cover a one-year period (for example, from July 1 through June 30 of the following year). The Audit Committee will review and approve the types of services and review the projected fees for the next one-year period and may add to, or subtract from, the list of general pre-approved services from time to time, based on subsequent determinations. This approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform. The fee amounts will be updated to the extent necessary at other regularly scheduled meetings of the Audit Committee.

In addition to the fees for each individual service, the Audit Committee has the authority to implement a fee cap on the aggregate amount of non-audit services provided to an individual fund.

If, subsequent to general pre-approval, a fund, its investment adviser or a control affiliate determines that it would like to engage the independent auditor to perform a service that requires pre-approval and that is not included in the general pre-approval list, the specific pre-approval procedure shall be as follows:

     o A brief written request shall be prepared by management detailing the proposed engagement with explanation as to why the work is proposed to be performed by the independent auditor;

     o The request should be addressed to the Audit Committee with copies to the Fund Treasurer and/or Director of Trustee Administration;

     o The Fund Treasurer and/or Director of Trustee Administration will arrange for a discussion of the service to be included on the agenda for the next regularly scheduled Audit Committee meeting, when the Committee will discuss the proposed engagement and approve or deny the request.

     o If the timing of the project is critical and the project needs to commence before the next regularly scheduled meeting, the Chairperson of the Audit Committee may approve or deny the request on behalf of the Audit Committee, or, in the Chairperson's discretion, determine to call a special meeting of the Audit Committee for the purpose of considering the proposal. Should the Chairperson of the Audit Committee be unavailable, any other member of the Audit Committee may serve as an alternate for the purpose of approving or denying the request. Discussion with the Chairperson (or alternate, if necessary) will be arranged by the Fund Treasurer and/or Director of Trustee Administration. The independent auditor will not commence any such project unless and until specific approval has been given.

III. CERTAIN OTHER SERVICES PROVIDED TO ADVISER ENTITIES

The Audit Committee recognizes that there are cases where services proposed to be provided by the independent auditor to the adviser or control affiliates are not Fund-related Adviser Services within the meaning of the Policy, but nonetheless may be relevant to the Audit Committee's ongoing evaluation of the auditor's independence and objectivity with respect to its audit services to the funds. As a result, in all cases where an Adviser Entity engages the independent auditor to provide audit or non-audit services that are not Fund Services or Fund-related Adviser Services, were not subject to pre-approval by the Audit Committee, and the projected fees for any such engagement (or the aggregate of all such engagements during the period covered by the Policy) exceeds a pre-determined threshold established by the Audit Committee; the independent auditor, Fund Treasurer and/or Director of Trustee Administration will notify the Audit Committee not later than its next meeting. Such notification shall include a general description of the services provided, the entity that is to be the recipient of such services, the timing of the engagement, the entity's reasons for selecting the independent auditor, and the projected fees. Such information will allow the Audit Committee to consider whether non-audit services provided to the adviser and Adviser Entities, which were not subject to Audit Committee pre-approval, are compatible with maintaining the auditor's independence with respect to the Funds.

IV.  REPORTING TO THE AUDIT COMMITTEE

The Fund Treasurer or Director of Trustee Administration shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services initiated since the last such report was rendered, including:

     o    A general description of the services, and

     o    Actual billed and projected fees, and

     o The means by which such Fund Services or Fund-related Adviser Services were pre-approved by the Audit Committee.

In addition, the independent auditor shall report to the Audit Committee annually, and no more than 90 days prior to the filing of audit reports with the SEC, all non-audit services provided to entities in the funds' "investment company complex," as defined by SEC rules, that did not require pre-approval under the Policy.

V.   AMENDMENTS; ANNUAL APPROVAL BY AUDIT COMMITTEE

The Policy may be amended from time to time by the Audit Committee. Prompt notice of any amendments will be provided to the independent auditor, Fund Treasurer and Director of Trustee Administration. The Policy shall be reviewed and approved at least annually by the Audit Committee.

                                      *****

(e)(2) This information has been included in items (b)-(d) above.

(f) Not applicable.

(g) All non-audit fees billed by the registrant's accountant for services rendered to the registrant for the fiscal years ended June 30, 2004 and June 30, 2003 are disclosed in (b)-(d) above.

All non-audit fees billed by the registrant's accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal years ended June 30, 2004 and June 30, 2003 are also disclosed in
(b)-(d) above. Such fees were approximately $95,000 and $95,000, respectively.

(h) The registrant's Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence. The Audit Committee determined that the provision of such services is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable at this time.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not filed Schedule 14A subsequent to the effective date of that Schedule's Item 7(d)(2)(ii)(G). However, it is the registrant's policy to consider candidates for the Board of Trustees/Directors who are recommended by shareholders. A Fund shareholder who wishes to nominate a candidate to the Board may send information regarding prospective candidates to the Fund's Governance Committee, care of the Fund's Secretary. The information should include evidence of the shareholder's Fund ownership, a full listing of the proposed candidate's education, experience, current employment, date of birth, names and addresses of at least three professional references, information as to whether the candidate is not an "interested person" under the 1940 Act and "independent" under NYSE Listing Standards in relation to the Fund, and such other information as may be helpful to the independent trustees/directors in evaluating the candidate. All satisfactorily completed information packages regarding a candidate will be forwarded to an independent trustee/director for consideration.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer, based on his evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                        Columbia Funds Trust VI
            ------------------------------------------------------------------


By (Signature and Title)   /s/ J. Kevin Connaughton
                        ------------------------------------------------------
                        J. Kevin Connaughton, President and Treasurer

Date                                September 2, 2004
    --------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ J. Kevin Connaughton
                        ------------------------------------------------------
                        J. Kevin Connaughton, President and Treasurer

Date                                September 2, 2004
    --------------------------------------------------------------------------